Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	MCEP
Entity Registrant Name	Mid-Con Energy Partners, LP
Entity Central Index Key	0001527709
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,964	$ 228	$ 222
Accounts receivable:
Oil and gas sales	3,998	5,018	2,134
Joint operations			1,544
Other receivables	824	2,405	4
Certificate of deposit - BIA bond			150
Inventory			771
Derivative financial instruments	6,941	1,028
Prepaids and other	152	25	147
Total current assets	15,879	8,704	4,972
Oil and gas properties, successful efforts method:
Proved properties	119,567	97,269	57,364
Unproved properties			446
Other property and equipment			2,324
Accumulated depletion, depreciation and amortization	(16,112)	(11,403)	(8,478)
Total property and equipment, net	103,455	85,866	51,656
OTHER ASSETS	482	536	239
DERIVATIVE FINANCIAL INSTRUMENTS	5,332	1,505
Total assets	125,148	96,611	56,867
CURRENT LIABILITIES:
Accounts payable	3,996	4,575	2,785
Accrued liabilities	4	138	399
Revenues payable			182
Other payables		1,630
Advance billings			1,864
Notes payable, current portion			5,354
Derivative financial instruments			904
Total current liabilities	4,000	6,343	11,488
LONG-TERM DEBT	58,000	45,000	159
ASSET RETIREMENT OBLIGATIONS	2,675	1,919	2,148
Partnership equity
General partner	1,638	1,299
Limited partners	58,835	42,050
Members' equity
Contributed capital			52,923
Notes receivable from officers, director and employees			(1,833)
Accumulated deficit			(8,018)
Total equity	60,473	43,349	43,072
Total liabilities and equity	$ 125,148	$ 96,611	$ 56,867

Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
General partner, interest		2.00%	2.00%
General partner, notional units		360,000	360,000
Limited partners, interest		98.00%	98.00%
Limited partners, units issued	17,789,561	17,640,000	17,640,000
Limited partners, units outstanding	17,789,561	17,640,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009
Revenues:
Oil sales	$ 28,998	$ 15,609	$ 5,729	$ 36,813	$ 16,853
Natural gas sales	353	658	743	1,218	1,418
Realized gain (loss) on derivatives, net	769	(715)	(350)	(2,157)	(90)
Unrealized gain (loss) on derivatives, net	9,741	1,046	(147)	3,437	(707)
Total Revenues	39,861	16,598	5,975	39,311	17,474
Operating costs and expenses:
Lease operating expenses	4,725	3,550	2,431	8,491	6,237
Oil and gas production taxes	713	656	269	1,869	822
Dry holes and abandonments of unproved properties		772		813	1,418
Geological and geophysical				172	394
Depreciation, depletion and amortization	4,709	2,418	2,552	7,160	5,851
Accretion of discount on asset retirement obligations	57	32	58	78	127
General and administrative	4,869	534	704	1,924	982
Impairment of proved oil and gas properties			9,208		1,886
Total operating costs and expenses	15,073	7,962	15,222	20,507	17,717
Income (loss) from operations	24,788	8,636	(9,247)	18,804	(243)
Other income (expense):
Interest income and other	5	62	35	216	218
Interest expense	(703)	(237)	(2)	(578)	(98)
Gain on sale of assets		1,209		1,621	354
Equity-based compensation	(2,690)			(1,671)
Other revenue and expenses, net		576	118	576	847
Total other income (expense)	(698)	1,610	151	164	1,321
Income before income taxes			(9,096)	18,968	1,078
Income tax expense - current
Income tax expense benefit - deferred
Total income tax (expense) benefit
Net income (loss)	24,090	10,246	(9,096)	18,968	1,078	2,984
Computation of net income (loss) per limited partner unit:
General partners' interest in net income (loss)	477	203	(182)	379	22
Limited partners' interest in net income (loss)	23,613	10,043	(8,914)	18,589	1,056
Net income (loss) per limited partner unit (basic and diluted)	$ 1.33	$ 0.57	$ (0.51)	$ 1.05	$ 0.06
Weighted average limited partner units outstanding: (basic and diluted)	17,790	17,640	17,640	17,640	17,640
Mid-Con Energy Corporation [Member]
Revenues:
Oil sales						10,246
Natural gas sales						2,172
Realized gain (loss) on derivatives, net						(669)
Unrealized gain (loss) on derivatives, net						1,679
Total Revenues						13,428
Operating costs and expenses:
Lease operating expenses						5,369
Oil and gas production taxes						631
Dry holes and abandonments of unproved properties
Geological and geophysical						507
Depreciation, depletion and amortization						2,293
Accretion of discount on asset retirement obligations						78
General and administrative						1,767
Impairment of proved oil and gas properties
Total operating costs and expenses						10,645
Income (loss) from operations						2,783
Other income (expense):
Interest income and other						118
Interest expense						(93)
Gain on sale of assets						1
Equity-based compensation
Other revenue and expenses, net						298
Total other income (expense)						324
Income before income taxes						3,107
Income tax expense - current						(625)
Income tax expense benefit - deferred						502
Total income tax (expense) benefit						(123)
Net income (loss)						$ 2,984

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009
Cash Flows from Operating Activities:
Net income (loss)	$ 24,090	$ 10,246	$ (9,096)	$ 18,968	$ 1,078	$ 2,984
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	4,709	2,418	2,552	7,160	5,851
Debt placement fee amortization	54
Accretion of discount on asset retirement obligations	57	32	58	78	127
Dry holes and abandonments of unproved properties		772		813	1,418
Impairment of proved oil and gas properties			9,208		1,886
Unrealized gain on derivative instruments, net	(9,741)	(1,046)	147	(3,437)	707
Gain on sale of assets		(1,209)		(1,621)	(354)
Equity-based compensation	2,690			1,671
Deferred income taxes
Changes in operating assets and liabilities:
Accounts receivable	1,020	(2,162)	(198)	(4,454)	(1,473)
Prepaids and other			(649)	442	539
Other receivable	(824)
Other assets			(100)		(134)
Other current assets	2,277	(48)
Inventory			37	(27)	(512)
Accounts payable and accrued liabilities	52	(3,733)
Accounts payable			(381)	2,703	1,172
Accrued liabilities			(418)	275	7
Other accrued liabilities				1,630
Revenues payable		42	5	32	46
Advance billings and other		(120)	(200)	(120)	1,440
Net cash provided by operating activities	24,384	5,192	965	24,113	11,798
Cash Flows from Investing Activities:
Additions to oil and gas properties	(7,566)	(11,825)	(3,639)	(32,654)	(15,936)
Additions to other property and equipment		(679)	(734)	(679)	(922)
Acquisitions of oil and natural gas properties	(16,426)	(8,161)	(645)	(16,026)	(6,484)
Proceeds from sale of other property and equipment		1,219		1,219	608
Proceeds from sale of investment in subsidiary, net of cash sold		2,095		2,095	8
Proceeds from sale of property and equipment to affiliate, net of cash sold		4,000		4,000
Net cash used in investing activities	(23,992)	(13,351)	(5,018)	(42,045)	(22,726)
Cash Flows from Financing Activities:
Proceeds from line of credit	16,000	15,950		68,564	15,760
Payments on line of credit	(3,000)	(7,900)		(29,385)	(10,500)
Borrowings on note payable		412	351	412	10
Payments on note payable		(84)	(16)	(84)	(94)
Owners' contributions					10,000
Proceeds from initial public offering, net of discount				87,397
Distributions paid	(9,656)		(1,499)	(110,937)	(4,785)
Repurchase of common units		(1)		(1)	(4)
Issuance of common units				1,972
Net cash provided by (used in) financing activities	3,344	8,377	(1,164)	17,938	10,387
Net increase (decrease) in cash and cash equivalents	3,736	218	(5,217)	6	(541)
Beginning cash and cash equivalents	228	222	5,980	222	763
Ending cash and cash equivalents	3,964	440	763	228	222	5,980
Supplemental Cash Flow Information:
Cash paid for interest	673	189	2	535	95
Non-Cash Investing and Financing Activities:
Accrued capital expenditures - oil and gas properties	932	310	178	3,331	1,209
Deferred gain on sale of property and equipment to subsidiary		2,766		1,208
Notes receivable from officers, director and employees		58			635
Mid-Con Energy Corporation [Member]
Cash Flows from Operating Activities:
Net income (loss)						2,984
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization						2,293
Accretion of discount on asset retirement obligations						78
Dry holes and abandonments of unproved properties
Unrealized gain on derivative instruments, net						(1,679)
Gain on sale of assets						(1)
Equity-based compensation
Deferred income taxes						(502)
Changes in operating assets and liabilities:
Accounts receivable						373
Prepaids and other						21
Other assets						(54)
Inventory						(299)
Accounts payable						(549)
Accrued liabilities						664
Revenues payable						(140)
Advance billings and other						7,978
Derivative financial instruments						(232)
Net cash provided by operating activities						10,935
Cash Flows from Investing Activities:
Additions to oil and gas properties						(11,008)
Additions to other property and equipment						(360)
Acquisitions of oil and natural gas properties						(1,080)
Net cash used in investing activities						(12,448)
Cash Flows from Financing Activities:
Proceeds from line of credit						12,635
Payments on line of credit						(12,785)
Owners' contributions						5,010
Issuance of common units						(19)
Net cash provided by (used in) financing activities						4,841
Net increase (decrease) in cash and cash equivalents						3,328
Beginning cash and cash equivalents						149
Ending cash and cash equivalents						3,477
Supplemental Cash Flow Information:
Cash paid for interest						96
Non-Cash Investing and Financing Activities:
Accrued capital expenditures - oil and gas properties						2
Notes receivable from officers, director and employees						$ 137

Consolidated Statements of Changes in Equity (USD $) In Thousands	Total	General Partner [Member]	Limited Partner [Member]	Series A Preferred Stock [member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Notes Receivable from Officers, Director and Employees [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Contributed Capital [Member]	Accumulated Earnings/(Deficit) [Member]
Balance at Jul. 01, 2008	$ 27,838			$ 3	$ 3	$ 28,068	$ (419)	$ (4)	$ 187
Balance, Shares at Jul. 01, 2008				282	347
Stock issuance	5,010				1	5,165	(156)
Stock issuance, Shares				50	72
Stock repurchase	(19)						19	(38)
Stock repurchase, Shares								3
Net income (loss)	2,984								2,984
Balance at Jun. 30, 2009	47,374						(1,198)			48,572
Balance at Jun. 30, 2009	35,813			3	4	33,233	(556)	(42)	3,171
Balance, Shares at Jun. 30, 2009				332	419			3
Distributions	(1,499)									(1,499)
Net income (loss)	(9,096)										(9,096)
Balance at Dec. 31, 2009	36,779						(1,198)			47,073	(9,096)
Contributions	10,000						(646)			10,646
Distributions	(4,785)									(4,785)
Repurchase of common units	(4)						11			(15)
Interest in partnership sold	4									4
Net income (loss)	1,078										1,078
Balance at Dec. 31, 2010	43,072						(1,833)			52,923	(8,018)
Contributions	1,244						(106)			1,350
Repurchase of common units	(1)						3			(4)
Equity-based compensation	1,671									1,671
Net income (loss)	17,927										17,927
Balance at Nov. 30, 2011	63,913						(1,936)			55,940	9,909
Combination transaction with Mid-Con Energy I, LLC and Mid-Con Energy II, LLC	63,913	1,278	62,635
Combination transaction with Mid-Con Energy I, LLC and Mid-Con Energy II, LLC, Units			12,240
Issuance of common units in initial public offering	87,395		87,395
Issuance of common units in initial public offering, Units			5,400
Distributions	(109,000)		(109,000)
Net income (loss)	1,041	21	1,020
Balance at Dec. 31, 2011	43,349	1,299	42,050
Balance, Units at Dec. 31, 2011			17,640
Distributions	(9,656)	(191)	(9,465)
Equity-based compensation	2,690	53	2,637
Equity-based compensation, Units			150
Net income (loss)	24,090	477	23,613
Balance at Jun. 30, 2012	$ 60,473	$ 1,638	$ 58,835
Balance, Units at Jun. 30, 2012			17,790

Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Nature of Operations

Note 1. Organization and Nature of Operations

Nature of Operations

Mid-Con Energy Partners, LP (“we,” “our,” or “us”) is a publicly held Delaware limited partnership that engages in the acquisition, exploitation and development of producing oil and natural gas properties in North America, with a focus on the Mid-Continent region of the United States. Our general partner is Mid-Con Energy GP, LLC, a Delaware limited liability company.

In December 2011, Mid-Con Energy I, LLC and Mid-Con Energy II, LLC (together, “our predecessor”), merged into our wholly owned subsidiary, Mid-Con Energy Properties, LLC.

Basis of Presentation

Our unaudited condensed consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the SEC. Accordingly, certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. We believe that the presentations and disclosures herein are adequate to make the information not misleading. The unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the interim periods. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year. These interim financial statements should be read in conjunction with our Annual Report for the year ended December 31, 2011.

All intercompany accounts and transactions have been eliminated in consolidation. In the Notes to Unaudited Condensed Consolidated Financial Statements, all dollar and unit amounts in tabulations are in thousands of dollars and units, respectively, unless otherwise indicated.

Note 1. Organization and Nature of Operations

We are a publicly held Delaware limited partnership that engages in the acquisition, exploitation and development of producing oil and natural gas properties in North America, with a focus on the Mid-Continent region of the United States. Our general partner is Mid-Con Energy GP, LLC, a Delaware limited liability company.

Mid-Con Energy Corporation (collectively, with its subsidiaries, the “Corporation”) was formed as a Delaware corporation on July 1, 2004. The Corporation had two wholly owned subsidiaries, RDT Properties, Inc. (“RDT”) and ME3 Oilfield Service, LLC (“ME3”). RDT (later re-named Mid-Con Energy Operating, Inc.) is the sole operator of mineral properties we own. ME3 provides oil field construction and maintenance services, as well as oil and water transportation services to us and to third parties.

On June 30, 2009, the Corporation and its subsidiaries, reorganized to form two separate Delaware limited liability companies, Mid-Con Energy I, LLC and Mid-Con Energy II, LLC (collectively with the subsidiaries of Mid-Con Energy II, LLC, the “LLCs”). As a result of this reorganization, the Corporation’s mineral properties were transferred to the LLCs, along with the related accounts receivable, accounts payable and cash. RDT and ME3 were transferred to Mid-Con Energy II, LLC. The reorganization also resulted in issuance of full recourse notes receivable from certain officers, a director and shareholders, for the purchase of ownership units. See further discussion of these notes receivable in Note 9.

On June 30, 2011, Mid-Con Energy III, LLC, an affiliate of our general partner, purchased RDT, ME3 and certain oil and gas properties from the LLCs. Because this was a transaction of companies under common control, the excess of the cash that the LLCs received over the book value of the net assets transferred to Mid-Con Energy III, LLC was recorded as a capital contribution and no gain was recognized. The accompanying balance sheet as of December 31, 2011, reflects the sale of these subsidiaries and properties. The results of operations for these subsidiaries and properties are included in the accompanying statements of operations and cash flows up to the date of the sale.

In December 2011, in connection with the closing of our initial public offering (“IPO”) of common units, the LLCs merged with and into our wholly owned subsidiary, Mid-Con Energy Properties, LLC in exchange for a combination of common units issued and cash consideration paid to the LLCs’ owners.

On December 20, 2011 we completed our IPO of 5,400,000 common units at an initial public offering price of $18.00 per common unit. Our common units are traded on the NASDAQ Global Market under the symbol “MCEP”.

We used the net proceeds of approximately $87.4 million from this offering after deducting underwriting discounts, a structuring fee and offering expenses, together with borrowings of approximately $45.0 million under our new revolving credit facility to distribute approximately $110.9 million to redeem the limited liability company membership units held by certain employees, directors, and non-affiliates in consideration for the merger of the LLCs into our subsidiary at the closing of the offering. We also used the proceeds to repay in full $20.2 million of indebtedness outstanding under our existing credit facilities and to acquire, for aggregate consideration of approximately $6.0 million, certain working interests in the Cushing Field and certain derivative contracts from affiliated companies and interests. We did not use any of the net proceeds from the offering for investment in our business.

On January 9, 2012, the underwriters exercised in full their over-allotment option to purchase an additional 810,000 common units at the initial public offering price. Total net proceeds from the exercise of the underwriters’ over-allotment option, after deducting estimated offering costs, were $13.6 million which, in accordance with the contribution agreement were distributed to certain employees, directors, and non-affiliates as consideration for assets contributed from the predecessors and reimbursements for pre-formation capital expenditures. Upon completion of the IPO, we had 17,640,000 limited partner units and 360,000 general partner units outstanding.

At December 31, 2011, our ownership structure was comprised of a 2.0% general partner interest held by Mid-Con Energy GP, LLC, a 63.5% limited partner interest held by the former owners of the LLCs and a 30.0% limited partner interest held by the public unitholders.

Acquisitions	6 Months Ended
Jun. 30, 2012
Acquisitions

Note 2. Acquisitions

During June 2012, we acquired certain oil properties located in the Northeastern Oklahoma core area, and additional working interests in our existing units in the Southern Oklahoma core area, in unrelated transactions. The combined purchase prices for these properties have been reflected in the unaudited condensed consolidated financial statements. We paid approximately $16.4 million in aggregate consideration for these properties. The transactions were financed using existing cash and proceeds from our credit facility.

Equity Awards	6 Months Ended
Jun. 30, 2012
Equity Awards

Note 3. Equity Awards

We have a long-term incentive program (the “Plan”) for employees, officers, consultants and directors of our general partner and its affiliates, including Mid-Con Energy Operating, Inc. (“Mid-Con Energy Operating”), who perform services for us. The Plan allows for the award of unit options, unit appreciation rights, restricted units, phantom units, distribution equivalent rights granted with phantom units, and other types of awards. As of June 30, 2012, the Plan permits the grant of awards covering an aggregate of 1,764,000 units under the Form S-8 we filed with the SEC on January 25, 2012.

In January 2012, we issued 125,000 unrestricted common units (“URUs”) to employees, officers, directors and consultants of our general partner and affiliates. Also, in January 2012, we issued 24,561 restricted common units (“RUs”) that have a three-year vesting period. The fair market value of both the URUs and RUs was based on the closing price of our common units at the date of the awards, which was $20.90 per unit. The RUs are subject to forfeiture and we assume a 10% forfeiture rate for the RUs to estimate our equity-based compensation expense. These costs are reported as a component of general and administrative expense in our unaudited condensed consolidated statements of operations. The equity-based compensation expense for the six months ended June 30, 2012 was $2.7 million. There was no equity-based compensation expense for the six months ended June 30, 2011.

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments

Note 4. Derivative Financial Instruments

Our risk management program is intended to reduce our exposure to commodity prices and interest rates and to assist with stabilizing cash flows. Accordingly, we utilize derivative financial instruments to manage our exposure to commodity price fluctuations and fluctuations in location differences between published index prices and the NYMEX futures prices. Our policies do not permit the use of derivatives for speculative purposes.

We have elected not to designate any of our positions as cash flow hedges for accounting purposes and, accordingly, recorded the net change in the mark-to-market valuation of these derivative contracts as “Unrealized gains on derivatives, net” in our unaudited condensed consolidated statements of operations. Pursuant to the accounting standard that permits netting of assets and liabilities where the right of offset exists, we present the fair value of derivative financial instruments on a net basis.

As of June 30, 2012, we had the following oil derivative open positions:

Period Covered	Weighted Average Fixed Price	Weighted Average Floor Price	Weighted Average Ceiling Price	Total Bbls Hedged
Swaps — July 2012 through December 2012	$101.85			222,000
Collars — July 2012 through December 2012		$100.00	$117.00	36,000
Swaps — 2013	$100.30			408,000
Collars — 2013		$100.00	$111.00	72,000
Swaps — 2014	$97.87			240,000

The fair value and location of our derivatives in our condensed consolidated balance sheets was as follows:

	Asset Derivatives		Liability Derivatives
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Derivative financial instruments — current asset	$6,941	$1,028	$—	$—
Derivative financial instruments — long term asset	5,332	1,505	—	—
Derivative financial instruments — current liability	—	—	—	—
Derivative financial instruments — long term liability	—	—	—	—

	$12,273	$2,533	$—	$—

The following table presents the impact of derivative financial instruments and their location within the unaudited condensed consolidated statements of operations:

	Six Months Ended June 30,
	2012	2011
Realized gain (loss) on derivatives, net	$769	$(715)
Unrealized gain (loss) on derivatives, net	9,741	1,046

	$10,510	$331

Note 3. Derivative Financial Instruments

Our risk management program is intended to reduce our exposure to commodity prices and interest rates and to assist with stabilizing cash flows. Accordingly, we utilize derivative financial instruments to manage our exposure to commodity price fluctuations and fluctuations in location differences between published index prices and the NYMEX futures prices.

At December 31, 2011 and 2010 our open positions consisted of crude oil price collar contracts and crude oil price swap contracts. Under commodity swap agreements, we exchange a stream of payments over time according to specified terms with another counterparty. In a typical commodity swap agreement, we agree to pay an adjustable or floating price tied to an agreed upon index for the oil commodity and in return receive a fixed price based on notional quantities. A collar is a combination of a put purchased by a party and a call option sold by the same party. In a typical collar transaction, if the floating price based on a market index is below the floor price, we receive from the counterparty an amount equal to this difference multiplied by the specified volume. If the floating price exceeds the floor price and is less than the ceiling price, no payment is required by either party. If the floating price exceeds the ceiling price, we must pay the counterparty an amount equal to the difference multiplied by the specific quantity.

We have elected not to designate any of our positions as cash flow hedges for accounting purposes and, accordingly, recorded the net change in the mark-to-market valuation of these derivative contracts in the statement of operations. Pursuant to the accounting standard that permits netting of assets and liabilities where the right of offset exists, we present the fair value of derivative financial instruments on a net basis.

At December 31, 2011 we had the following commodity derivative open positions:

Months Outstanding	Settlement Price	Floor	Ceiling	Instrument Type	Total Barrels	NYMEX Index
Jan-Dec 2012	$104.28			Swap	72,000	WTI
Jan-Dec 2012	$100.00			Swap	96,000	WTI
Jan-Dec 2012	$99.95			Swap	60,000	WTI
Jan-Dec 2012	$100.97			Swap	120,000	WTI
Jan-Dec 2012		$100.00	$117.00	Collar	72,000	WTI
Jan-Dec 2013	$96.00			Swap	96,000	WTI
Jan-Dec 2013	$105.80			Swap	72,000	WTI
Jan-Dec 2013		$100.00	$111.00	Collar	72,000	WTI

At December 31, 2011, we recorded the estimated fair value of the derivative contracts as $1.5 million as a long-term asset and $1.0 million as a short-term asset.

At December 31, 2010 we had the following commodity derivative open positions:

Months Outstanding	Settlement Price	Floor	Ceiling	Instrument Type	Total Barrels	NYMEX Index
Jan 2011-Dec 2011	$83.25			Swap	18,000	WTI
Jan 2011-Dec 2011	$86.75			Swap	12,000	WTI
Jan 2011-Dec 2011	$85.30			Swap	12,000	WTI
Jan 2011-Dec 2011	$89.55			Swap	18,000	WTI

At December 31, 2010 we recorded the estimated fair value of $0.9 million for these derivative contracts as a current liability on the balance sheet.

Our oil derivative contracts expose us to credit risk in the event of nonperformance by counterparties. While we do not require our counterparties to our derivative contracts to post collateral, it is our policy to enter into derivative contracts only with counterparties that are major, creditworthy financial institutions deemed by management as competent and competitive market makers. We evaluate the credit standing of such counterparties by reviewing their credit rating. The counterparties to our derivative contracts currently in place are lenders under our credit facility and have investment grade ratings.

During the 4th quarter ending December 31, 2011 we unwound certain crude oil swaps prior to our IPO. The swap price of these contracts was significantly below the rest of our hedging contracts and we felt it was prudent to unwind and pay those off and replace them with swaps at a higher price prior to our IPO. This resulted in a charge to us of approximately $1.5 million which reduced net income for both the quarter and year ending December 31, 2011. This is reflected in our Consolidated Statements of Operations — Realized loss on derivatives, net.

Through December 20, 2011, one of officers was entitled to, or responsible for, as applicable, 10% of the receivable or payable, respectively, on the monthly settlement from or to, as applicable, the derivative counterparty.

Fair Value Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures

Note 5. Fair Value Disclosures

Fair Value of Financial Instruments

The carrying amounts reported in our balance sheet for cash, accounts receivable, accounts payable and derivative financial instruments approximate their fair values. The carrying amount of long-term debt under our credit facility approximates fair value because the credit facility’s variable interest rate resets frequently and approximates current market rates available to us.

We account for our oil and gas commodity derivatives at fair value. The fair value of our derivative financial instruments is determined utilizing NYMEX closing prices for the contract period.

Fair Value Measurements

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy that is intended to increase consistency and comparability in fair value measurements and related disclosures. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Our assets and liabilities recorded in the balance sheet are categorized based on the inputs to the valuation technique as follows:

Level 1 — Financial assets and liabilities for which values are based on unadjusted quoted prices for identical assets or liabilities in an active market that management has the ability to access.

Level 2 — Financial assets and liabilities for which values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 3 — Financial assets and liabilities for which values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to measure fair value fall within different levels of the hierarchy in a liquid environment, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Changes in the observability of valuation inputs may result in a reclassification for certain financial assets or liabilities. The following sets forth, by level within the hierarchy, the fair value of our assets and liabilities measured at fair value as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3
	(in thousands)
June 30, 2012
Assets and Liabilities Measured at Fair Value on a Recurring Basis
— Derivative financial instruments - asset	$—	$12,273	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$699

December 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
— Derivative financial instruments - asset	$—	$2,533	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$716

Our estimates of fair value have been determined at discrete points in time based on relevant market data. These estimates involve uncertainty and cannot be determined with precision. There were no changes in valuation techniques or related inputs for the six months ended June 30, 2012.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

We estimate the fair value of the asset retirement obligations based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; amounts and timing of settlements; the credit-adjusted risk-free rate to be used; and inflation rates. See Note 6 for a summary of changes in asset retirement obligations.

We review our long-lived assets to be held and used, including proved oil and natural gas properties, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. In this circumstance, we recognize an impairment loss for the amount by which the carrying amount of the asset exceeds its estimated fair value. Estimating future cash flows involves the use of judgments, including estimation of the proved oil and natural gas reserve quantities, timing of development and production, expected future commodity prices, capital expenditures and production costs.

Note 4. Fair Value Disclosures

Fair value of financial instruments

The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable and derivative financial instruments approximate their fair values. The carrying amount of long-term debt under our credit facility approximates fair value because the credit facility’s variable interest rates resets frequently and approximates current market rates available to us.

We account for our oil and gas commodity derivatives at fair value. The fair value of derivative financial instruments is determined utilizing NYMEX closing prices for the contract period.

Fair value measurements

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy that is intended to increase consistency and comparability in fair value measurements and related disclosures. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Our assets and liabilities recorded in the balance sheet are categorized based on the inputs to the valuation technique as follows:

Level 1 — Financial assets and liabilities for which values are based on unadjusted quoted prices for identical assets or liabilities in an active market that management has the ability to access.

Level 2 — Financial assets and liabilities for which values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 3 — Financial assets and liabilities for which values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to measure fair value fall within different levels of the hierarchy in a liquid environment, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Changes in the observability of valuation inputs may result in a reclassification for certain financial assets or liabilities. The following sets forth, by level within the hierarchy, the fair value of our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3
	(in thousands)
December 31, 2011
Assets and Liabilities Measured as Fair Value on a Recurring Basis
— Derivative financial instrument - asset	$—	$2,533	$—
Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$716

December 31, 2010
Assets and Liabilities Measured as Fair Value on a Recurring Basis
— Derivative financial instrument - liability	$—	$904	$—
Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$319
— Impairment of proved oil and gas properties	$—	$—	$1,886

Assets and liabilities measured at fair value on a nonrecurring basis

We estimate the fair value of the asset retirement obligations based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; amounts and timing of settlements; the credit-adjusted risk-free rate to be used; and inflation rates. See Note 5 for a summary of changes in asset retirement obligations.

We review our long-lived assets to be held and used, including proved oil and natural gas properties, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. In this circumstance, we recognize an impairment loss for the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset and reduces the carrying amount of the asset. Estimating future cash flows involves the use of judgments, including estimation of the proved oil and natural gas reserve quantities, timing of development and production, expected future commodity prices, capital expenditures and production costs.

Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset Retirement Obligations

Note 6. Asset Retirement Obligations

Asset retirement obligations (“ARO”) are recorded as a liability at their estimated present value at the various assets’ inception, with the offsetting charge to oil and gas properties. Periodic accretion of the discounted estimated liability is recorded in the statement of operations. The discounted capitalized cost is amortized to expense through the depreciation calculation over the life of the assets based on proved developed reserves.

Our AROs represent the estimated present value of the amount we will incur to plug, abandon and remediate our producing properties at the end of their production lives, in accordance with applicable state laws. We determine our asset retirement obligations by calculating the present value of estimated cash flow related to the liability. Each year we review and, to the extent necessary, revise our asset retirement obligation estimates.

Changes in our asset retirement obligations are as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(in thousands)
Asset retirement obligation — beginning of period:	$1,919	$2,148
Liabilities incurred for new wells	278	370
Disposition of wells	—	(1,024)
Revision of estimates	421	347
Accretion expense	57	78

Asset retirement obligation — end of period:	$2,675	$1,919

As of June 30, 2012 and December 31, 2011, $2.7 million and $1.9 million, respectively, of our ARO is classified as long-term and is reported as “Asset Retirement Obligations” in our unaudited condensed consolidated balance sheets.

Note 5. Asset Retirement Obligations

Asset retirement obligations are recorded as a liability at their estimated present value at the various assets’ inception, with the offsetting charge to oil and gas properties. Periodic accretion of the discounted estimated liability is recorded in the statement of operations. The discounted capitalized cost is amortized to expense through the depreciation calculation over the life of the assets based on proved developed reserves.

Our asset retirement obligations represent the estimated present value of the amount we will incur to plug, abandon and remediate its producing properties at the end of their production lives, in accordance with applicable state laws. We determine our asset retirement obligations by calculating the present value of estimated cash flow related to the liability. Each year we review and to the extent necessary, revise our asset retirement obligation estimates.

Changes in our asset retirement obligations and the Corporation’s asset retirement obligations for the periods indicated are presented in the following table:

	Year Ended December 31,		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	2011	2010
	(in thousands)
Asset retirement obligation — beginning of period	$2,148	$1,737	$1,569	$950
Liabilities incurred for new wells	370	265	115	70
Disposition of wells	(1,024)	(35)	—	—
Revision of estimates	347	54	(5)	471
Accretion expense	78	127	58	78

Asset retirement obligation — end of period	$1,919	$2,148	$1,737	$1,569

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt

Note 7. Debt

As of June 30, 2012, our credit facility consists of a $250.0 million senior secured revolving facility that expires in December 2016. Borrowings under the facility are secured by liens on not less than 80% of our assets and the assets of our subsidiary. We may use borrowings under the facility for acquiring and developing oil and natural gas properties, for working capital purposes, for general partnership purposes and for funding distributions to our unitholders. The facility requires us and our subsidiary to maintain a leverage ratio of Consolidated Funded Indebtedness to Consolidated EBITDAX (as such terms are defined in the Credit Agreement) of not more than 4.0 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0. As of June 30, 2012 and December 31, 2011, we were in compliance with all debt covenants.

Borrowings under the credit agreement bear interest at a floating rate based on, at our election: (i) the greater of the prime rate of the Royal Bank of Canada, the federal funds effective rate plus 0.50%, or the one month adjusted London Interbank Offered Rate (“LIBOR”) plus 1.0%, all of which are subject to a margin that varies from 0.75% to 1.75% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. For the three months ended June 30, 2012, the average effective interest rate was approximately 2.5%. The unused portion of the borrowing base is subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

On April 23, 2012, the borrowing base under our credit facility was increased from $75.0 million to $100.0 million and Wells Fargo Bank, N.A. was added as an additional lender. No other material terms of the original credit agreement were amended. Borrowings under the facility may not exceed our current borrowing base of $100.0 million. The borrowing base is determined by our lenders based on the value of our proved oil and natural gas reserves using assumptions regarding future prices, costs and other matters that may vary. The borrowing base is subject to scheduled redeterminations on or about April 30 and October 31 of each year with an additional redetermination during the period between each scheduled borrowing base determination, either at our request or at the request of the lenders. An additional borrowing base redetermination may be made at the request of the lenders in connection with a material disposition of our properties or a material liquidation of a hedge contract.

On June 29, 2012, we borrowed an additional $14.0 million from our facility to acquire additional oil properties and working interests in our Northeastern Oklahoma and Southern Oklahoma core areas as explained in Note 2. of these financial statements.

At June 30, 2012, we had approximately $58.0 million in indebtedness outstanding under the facility.

Note 6. Debt

As of December 31, 2011, our credit facility consists of a $250.0 million senior secured revolving facility that expires on December 16, 2016. Borrowings under the facility are secured by liens on not less than 80% of our assets and the assets of our subsidiaries. We may use borrowings under the facility for acquiring and developing oil and natural gas properties, for working capital purposes, for general partnership purposes and for funding distributions to partners. The facility requires us and our subsidiaries to maintain a leverage ratio of Consolidated Funded Indebtedness to Consolidated EBITDAX (as such term is defined in the Credit Agreement) of not more than 4.0 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0.

The credit facility includes customary affirmative and negative covenants, such as limitations on the creation of new indebtedness and on certain liens, restrictions on certain transactions and payments. If we fail to perform our obligations under these and other covenants, the revolving credit commitments may be terminated and any outstanding indebtedness under the credit agreement, together with accrued interest could be declared immediately due and payable. As of December 31, 2011, we were in compliance with all debt covenants.

Additionally, borrowings under the credit agreement will bear interest, at Mid-Con Energy Properties’ option, at either (i) the greater of the prime rate of the Royal Bank of Canada, the federal funds effective rate plus 0.50%, or the one month adjusted LIBOR plus 1.0%, all of which is subject to a margin that varies from 0.75% to 1.75% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. The unused portion of the borrowing base is subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

We had $45.0 million outstanding under the facility at December 31, 2011.

Debt at December 31, 2010 consisted of the following (in thousands):

Revolving credit facilities	$5,260
Term loan	253

5,513
Less: Current portion	5,354

Long-term debt	$159

Prior to December 2011, we had two revolving credit facilities with a financial institution. Our oil properties located in southern Oklahoma were pledged as security under these agreements. During 2009, we entered into a variable rate term loan for approximately $350,000 with a final maturity in 2013. There were no outstanding letters of credit as of December 31, 2010. All borrowings were repaid with the proceeds from our initial public offering of common units.

All costs incurred in connection with the execution or modification of debt facilities were expensed as incurred based on the immateriality of costs.

Commitment and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitment and Contingencies

Note 8. Commitment and Contingencies

We are party to various claims, legal actions and complaints arising in the ordinary course of business. In the opinion of management, the ultimate resolution of all claims, legal actions and complaints after consideration of amounts accrued, insurance coverage or other indemnification arrangements will not have a material adverse effect on our financial position, results of operations or cash flows.

Note 7. Commitment and Contingencies

We entered into a service agreement with Mid-Con Energy Operating, pursuant to which Mid-Con Energy Operating will provide certain services to us, our subsidiaries and our general partner, including management, administrative and operations services, which include marketing, geological and engineering services. Under the services agreement, we reimburse Mid-Con Energy Operating, on a monthly basis, for the allocable expenses it incurs in its performance under the services agreement. These expenses include, among other things, salary, bonus, incentive compensation and other amounts paid to persons who perform services for or on our behalf and other expenses allocated by Mid-Con Energy Operating to us.

We are party to various claims, legal actions and complaints arising in the ordinary course of business. In the opinion of management, the ultimate resolution of all claims, legal actions and complaints after consideration of amounts accrued, insurance coverage or other indemnification arrangements will not have a material adverse effect on our financial position, results of operations or cash flows.

Our general partner has entered into employment agreements with certain executive officers. The employment agreements provide for a term that commenced on August 1, 2011 and expires on August 1, 2014, unless earlier terminated, with automatic one-year renewal terms unless either we or the employee gives written notice of termination at least by February 1 preceding any such August 1. Pursuant to the employment agreements, each employee will serve in his respective position with our general partner, as set forth above, and has duties, responsibilities, and authority as the board of directors of our general partner may specify from time to time, in roles consistent with such positions that are assigned to him. The agreement stipulates that if there is a change of control, termination of employment with cause or without cause, or death of the executive certain payments will be made to the executive officer. These payments, depending on the reason for termination, currently range from $1.4 million to $1.7 million, including the value of vesting of any outstanding units.

Owners' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Owners' Equity

Note 9. Owners’ Equity

Common Units

At June 30, 2012, owners’ equity consisted of 17,789,561 common units, representing approximately a 98% limited partnership interest in us.

Cash Distributions

The following sets forth the distributions we paid during the six months ended June 30, 2012:

Date Paid	Period Covered	Distribution per Unit	Total Distribution
February 13, 2012	December 21, 2011 - December 31, 2011	$0.057	$1,034	(1)
May 14, 2012	January 1, 2012 - March 31, 2012	0.475	8,622

			$9,656

(1)	The distribution represented a proration of initial quarterly distribution of $0.475 per unit.

On July 25, 2012, the board of directors of our general partner declared a quarterly cash distribution for the second quarter of 2012 of $0.475 per unit. The distribution of approximately $8.7 million is to be paid on August 14, 2012 to unitholders of record at the close of business on August 7, 2012.

Note 8. Owners’ Equity

Common Units

In December 2011, we completed our initial public offering of 5,400,000 common units at an initial public offering price of $18.00 per unit, and on January 9, 2012, we closed the sale of an additional 810,000 common units pursuant to the exercise of the underwriters’ over-allotment option. Upon the closing of our initial public offering, we had 17,640,000 limited partner units and 360,000 general partner units outstanding, representing a 98% limited partnership interest in us, and a 2.0% general partnership interest, respectively.

Allocations of Net Income (Loss)

Net income (loss) is allocated between our general partner and the limited partner unitholders in proportion to their pro rata ownership during the period.

Cash Distributions

We intend to make regular cash distributions to unitholders on a quarterly basis, although there is no assurance as to the future cash distributions since they are dependent upon future earnings, cash flows, capital requirements, financial condition and other factors. Our credit facility prohibits us from making cash distributions if any potential default or event of default, as defined in our credit facility, occurs or would result from the cash distribution.

Our partnership agreement requires us to distribute all of our available cash on a quarterly basis. Our available cash is our cash on hand at the end of a quarter after the payment of our expenses and the establishment of reserves for future capital expenditures and operational needs, including cash from working capital borrowings. Our cash distribution policy reflects a basic judgment that our unitholders will be better served by us distributing our available cash, after expenses and reserves, rather than retaining it.

On January 25, 2012, the board of directors declared a quarterly cash distribution for the fourth quarter of 2011 of $0.057 per unit. The distribution represented a proration of our minimum quarterly distribution of $0.475 per unit for the period from December 21, 2011 through December 31, 2011. The aggregate distribution of $1.0 million was paid on February 13, 2012 to unitholders of record as of the close of business on February 6, 2012

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions

Note 10. Related Party Transactions

The following agreements were negotiated among affiliated parties and, consequently, are not the result of arm’s length negotiations. The following is a description of those agreements that have been entered into with the affiliates of our general partner and with our general partner. We, our general partner and its affiliates have entered into the various documents and agreements, which are described below.

Services Agreement

We are party to a services agreement with Mid-Con Energy Operating pursuant to which Mid-Con Energy Operating provides certain services to us, including management, administrative and operational services. The operational services include marketing, geological and engineering services. Under the services agreement, we reimburse Mid-Con Energy Operating, on a monthly basis, for the allocable expenses it incurs in its performance under the services agreement. These expenses include, among other things, salary, bonus, incentive compensation and other amounts paid to persons who perform services for us or on our behalf and other expenses allocated by Mid-Con Energy Operating to us. During the six months ended June 30, 2012, we reimbursed Mid-Con Energy Operating approximately $1.3 million, respectively, for direct expenses.

Other Transactions with Related Persons

We, various third parties with an ownership interest in the same property and our affiliate, Mid-Con Energy Operating, are party to standard oil and gas joint operating agreements, pursuant to which we and those third parties pay Mid-Con Energy Operating overhead charges associated with operating our properties (commonly referred to as the Council of Petroleum Accountants Societies, or COPAS fees). These costs are included in lease operating expenses in our unaudited consolidated statements of operations.

Note 9. Related Party Transactions

We, our general partner and its affiliates have entered into the various documents and agreements, which are described below.

Services Agreement

We entered into a services agreement with Mid-Con Energy Operating pursuant to which Mid-Con Energy Operating provides certain services to us, including management, administrative and operational services to us, which include marketing, geological and engineering services. Under the services agreement, we reimburse Mid-Con Energy Operating, on a monthly basis, for the allocable expenses it incurs in its performance under the services agreement. These expenses include, among other things, salary, bonus, incentive compensation and other amounts paid to persons who perform services for us or on our behalf and other expenses allocated by Mid-Con Energy Operating to us. At December 31, 2011, we reimbursed Mid-Con Energy Operating $0.2 million for direct expenses.

Assignment, Bill of Sale and Conveyance Agreement

We entered into an assignment, bill of sale and conveyance agreement pursuant to which J&A Oil Company, a company controlled by Charles R. Olmstead and Jeffrey R. Olmstead, and Charles R. Olmstead, in his individual capacity, contributed to us certain working interests in the Cushing Field and J&A Oil Company contributed to us its interests in certain derivative contracts for aggregate consideration of approximately $6.0 million.

Contribution, Conveyance, Assumption and Merger Agreement

We entered into a contribution, conveyance, assumption and merger agreement pursuant to which Mid-Con Energy I, LLC and Mid-Con Energy II, LLC merged into our subsidiary, Mid-Con Energy Properties, and our general partner made a contribution to us. The contribution, conveyance, assumption and merger agreement provided for the Contributing Parties, as the owners of Mid-Con Energy I, LLC and Mid-Con Energy II, LLC, to receive consideration that included a combination of common units and cash from the proceeds of our public offering and for our general partner to receive a 2.0% general partner interest in us. All of the transaction expenses incurred in connection with these transactions were paid from proceeds of our public offering.

Notes Receivable from Officers, Director and Employees

In the aggregate at December 31, 2010, we had notes receivable from officers, a director and employees of $1.8 million plus accrued interest of $0.2 million. The accrued interest receivable was classified as other noncurrent assets on the balance sheet. The notes matured when our registration statement filed in connection with our initial public offering was declared effective. All such notes receivable were originally issued in conjunction with purchases of the membership units in Mid-Con Energy I, LLC and Mid-Con Energy II, LLC and performance under these notes was secured by security interests granted to us in all of the membership units purchased. Additionally, we had full recourse against the assets of the officers, director and employees for collection of the amounts due upon the occurrence of a default that was not remedied. All of the notes were repaid in connection with our initial public offering.

Other Transactions with Related Persons

We, various third parties with an ownership interest in the same property and our affiliate, Mid-Con Energy Operating, are party to standard oil and gas joint operating agreements, pursuant to which we and those third parties pay Mid-Con Energy Operating overhead charges associated with operating our properties (commonly referred to as the Council of Petroleum Accountants Societies, or COPAS, fee). We and those third parties will also pay Mid-Con Energy Operating for its direct and indirect expenses that are chargeable to the wells under their respective operating agreements.

At December 31, 2011 we had a net receivable from Mid-Con Energy Operating of $0.8 million which is comprised of a receivable from Mid-Con Energy Operating of $2.4 million and a separate payable of $1.6 million. These amounts are included in the Accounts receivable — Other and Other payables, respectively, in our Consolidated Balance Sheets.

New Accounting Standards	6 Months Ended
Jun. 30, 2012
New Accounting Standards

Note 11. New Accounting Standards

No new accounting pronouncements issued or effective during the six months ended June 30, 2012 have had or are expected to have a material impact on our consolidated financial statements.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events

Note 12. Subsequent Events

On July 25, 2012, the board of directors of our general partner declared a quarterly cash distribution for the second quarter of 2012 of $0.475 per unit, or $1.90 on an annualized basis. The distribution will be paid on August 14, 2012 to all unitholders of record as of the close of business on August 7, 2012. The aggregate amount of the distribution will be approximately $8.7 million.

Note 13. Subsequent Events

Recognizable events

No recognizable events occurred during the period.

Non-recognizable events

On January 25, 2012, the board of directors declared a quarterly cash distribution for the fourth quarter of 2011 of $0.057 per unit. The distribution represented a proration of our minimum quarterly distribution of $0.475 per unit for the period from December 21, 2011 through December 31, 2011. The aggregate distribution of $1.0 million was paid on February 13, 2012 to unitholders of record as of the close of business on February 6, 2012.

In February 2012, the board of directors of our general partner authorized the issuance of 149,561 common units to certain employees and consultants of our affiliates and certain directors and founders of our general partner.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of presentation and principles of consolidation

The accompanying financial statements and related notes present our consolidated financial position as of December 31, 2011 and 2010. These financial statements also include the results of our operations, cash flows and changes in equity for the years ended December 31, 2011 and 2010, and for the six months ended December 31, 2009 and the results of operations, cash flows and changes in equity of the Corporation for the year ended June 30, 2009. All intercompany transactions and account balances have been eliminated.

In the reorganization of the Corporation into the LLCs, the majority owner of the Corporation became the majority owner in the LLCs and made additional cash contributions to the LLCs. Therefore, we determined that the reorganization constituted a transaction between entities under common control. In comparison to the purchase method of accounting, whereby the purchase price for the asset acquisition would have been allocated to identifiable assets and liabilities of the LLCs based upon their fair values with any excess treated as goodwill, transfers between entities under common control require that assets and liabilities be recognized by the acquirer at carrying value at the date of transfer, with any difference between the purchase price and the net book value of the assets recognized as an adjustment to equity.

As discussed in Note 1, in addition to the cash contributions from the majority owner, in the reorganization of the Corporation into the LLCs, certain officers and directors of the LLCs purchased Class A Units in consideration of full recourse notes payable to the LLCs (see Note 9.) The LLCs also recognized an increase to equity of approximately $0.5 million related to elimination of deferred tax balances of the Corporation. As limited liability companies, the earnings or losses of the LLCs for federal and some state income tax purposes were included in the tax returns of the individual unitholders of the LLCs.

The merger of the LLCs into Mid-Con Energy Properties, LLC was considered a combination of businesses under common control, and as such the merger was accounted for in a manner similar to a pooling of interests. As a result, the accompanying historical financial statements give retrospective effect to the merger, whereby the assets and liabilities of the LLCs and us are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). We operate oil and natural gas properties as one business segment: the exploration, development and production of oil and natural gas. We evaluate performance based on one business segment, as there are not different economic environments within the operation of the oil and natural gas properties.

Use of estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to those estimates and assumptions include: depletion of oil and gas properties which is determined using estimates of proved oil and gas reserves. There are numerous uncertainties inherent in the estimation of quantities of proved reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves and commodity price outlooks. Other significant estimates include, but are not limited to, asset retirement obligations, fair value of business combinations and fair value of derivative financial instruments.

Cash and cash equivalents

We consider all cash on hand, depository accounts held by banks and money market accounts with an original maturity of three months or less to be cash equivalents.

Accounts receivable

Accounts receivable are generated from the sale of oil and natural gas to various customers and our participation with other parties in the drilling, completion and operation of oil and gas wells. We routinely assess the financial strength of our customers and bad debts are recorded based on an account–by–account review after all means of collection have been exhausted, and the potential recovery is considered remote. As of December 31, 2011 and 2010, we did not have any reserves for doubtful accounts, and we did not incur any expenses related to bad debts in any period presented.

Joint interest and oil and gas sales receivables related to these operations are generally unsecured. Accounts receivable for joint interest billings were recorded as amounts billed to customers less an allowance for doubtful accounts. Amounts are considered past due after 30 days. Joint interest operations accounts receivable allowances are determined based on management’s assessment of the creditworthiness of the joint interest owners and our predecessor’s ability to realize the receivables through netting of anticipated future production revenues.

Revenue recognition

We follow the sales method of accounting for crude oil and natural gas revenues. Under this method, revenues are recognized based on our share of actual proceeds from oil and gas sold to purchasers. Natural gas revenues would not have been significantly altered for the period presented had the entitlements method of recognizing natural gas revenues been utilized. If reserves are not sufficient to recover natural gas overtake positions, a liability is recorded. We had no significant natural gas imbalances at December 31, 2011 or 2010.

Oil and natural gas properties

We utilize the successful efforts method of accounting for our oil and gas properties. Under this method all costs associated with productive wells and nonproductive development wells are capitalized, while nonproductive exploration costs are expensed. Capitalized costs relating to proved properties are depleted using the units-of-production method based on proved reserves on a field basis. The depreciation of capitalized production equipment is based on the units-of-production method using proved developed reserves on a field basis.

Capitalized costs of individual properties abandoned or retired are charged to accumulated depletion, depreciation and amortization. Proceeds from sales of individual properties are credited to property costs. No gain or loss is recognized until the entire amortization base (field) is sold or abandoned.

Costs of significant nonproducing properties and wells in the process of being drilled are excluded from depletion until such time as the proved reserves are established or impairment is determined. Costs of significant development projects are excluded from depreciation until the related project is completed. We capitalize interest, if debt is outstanding, on expenditures for significant development projects until such projects are ready for their intended use. We had no capitalized interest during any of the periods presented.

We review our long-lived assets to be held and used, including proved oil and gas properties accounted for under the successful efforts method of accounting, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. The impairment provision is based on the excess of carrying value over fair value. Fair value is defined as the present value of the estimated future net revenues from production of total proved and risk-adjusted probable and possible oil and gas reserves over the economic life of the reserves based on our expectations of future oil and gas prices and costs. We review our oil and gas properties by amortization base (field) or by individual well for those wells not constituting part of an amortization base.

We recognized approximately $9.2 million and $1.9 million as impairment charges against earnings for the six months ended December 31, 2009 and as of the year ended December 31, 2010, respectively, related to our proved oil and gas properties due to a significant decline in estimated proved and probable reserves values. These non-cash charges are included in the “Impairment of proved oil and gas properties” line item in the accompanying statements of operations. The fair value of the properties was measured by estimated cash flow reported in the audited reserve report. This report was based upon future oil and natural gas prices, which are based on observable inputs adjusted for basis differentials, which are Level 3 inputs in the fair value hierarchy described in Note 4. The fair values of proved properties are measured using valuation techniques consistent with the income approach, converting future cash flow to a single discounted amount. Significant inputs used to determine the fair values of proved properties include estimates of reserves, future operating and development costs, future commodity prices and market-based weighted average cost of capital rate. The underlying commodity prices embedded in our estimated cash flow are the product of a process that begins with New York Mercantile Exchange (“NYMEX”) forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that management believes will impact realizable prices. Furthermore, significant assumptions in valuing the proved reserves included the reserve quantities, anticipated drilling and operating costs, anticipated production taxes, future expected oil and natural gas prices. Cash flow estimates for the impairment testing excluded derivative instruments used to mitigate the risk of lower future oil and natural gas prices. The impairments were caused by below expected performance for some of the waterflood units and other producing properties and revisions to the future expected drilling schedules. These impairments have no impact on our cash flow, liquidity position, or debt covenants. We had no impairments of proved oil and gas properties for the year ended December 31, 2011 and the Corporation had no impairments of proved oil and gas properties for the year ended June 30, 2009.

Unproved oil and gas properties are each periodically assessed for impairment by comparing their costs to their estimated values on a project-by-project basis. The estimated value is affected by the results of exploration activities, future drilling plans, commodity price outlooks, planned future sales or expiration of all or a portion of leases on such projects. If the quantity of potential reserves determined by such evaluations is not sufficient to fully recover the cost invested in each project, we recognize an impairment loss at that time. The Corporation had no abandonments for the year ended June 30, 2009 and we had no abandonments for the period from July 1, 2009 to December 31, 2009. We recognized approximately $0.8 million and $1.4 million as abandonment expenses for the years ended December 31, 2011 and 2010, respectively, related to its unproved oil and gas properties.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update that aligns the oil and natural gas reserve estimation and disclosure requirements of GAAP with the requirements in the final rule, Modernization of the Oil and Gas Reporting Requirements, issued in December 31, 2008 by the United States Securities and Exchange Commission (“SEC”) and effective for fiscal years ending on or after December 31, 2009. The new rules are intended to provide investors with a more meaningful and comprehensive understanding of oil and natural gas reserves, which should help investors evaluate the relative value of oil and natural gas companies. The new rules permit the use of new technologies to determine proved reserves estimates if those technologies have been demonstrated empirically to lead to reliable conclusions about reserve volume estimates. The new rules also allow, but not require, companies to disclose their probable and possible reserves to investors in documents filed with the SEC. In addition, the new disclosure requirements require companies to: (i) report the independence and qualifications of its reserves preparer or auditor; (ii) file reports when a third party is relied upon to prepare reserves estimates or conduct a reserves audit; and (iii) report oil and natural gas reserves using an average price based upon the prior 12-month period rather than a year-end price. We adopted the updated requirements as of December 31, 2009, which had the effect of adding 307 MBoe of proved reserves.

Other property and equipment

Other property and equipment is stated at historical cost and is comprised of software, vehicles, office equipment, and field service equipment. Costs incurred for normal repairs and maintenance are charged to expense as incurred, unless they extend the useful life of the asset. Depreciation is calculated using the straight-line method based on estimated useful lives of the assets ranging from three to fifteen years and is included in the accumulated depreciation, depletion and amortization totals. For the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009, depreciation expense related to other property and equipment totaled approximately $0.3 million, $0.6 million and $0.2 million, respectively. The Corporation recorded depreciation expense of $0.2 million for the year ended June 30, 2009. All of the other property and equipment was sold to Mid-Con Energy III, LLC at June 30, 2011.

Asset retirement obligations

We have obligations under our lease agreements and federal regulations to remove equipment and restore land at the end of oil and natural gas production operations. These asset retirement obligations (“ARO”) are primarily associated with plugging and abandoning wells. Determining the future restoration and removal requires management to make estimates and judgments because most of the removal obligations are many years in the future and contracts and regulations often have vague descriptions of what constitutes removal. Asset removal technologies and costs are constantly changing, as are regulatory, political, environmental, safety and public relations considerations. We are required to record the fair value of a liability for an ARO in the period in which it is incurred with a corresponding increase in the carrying amount of the related long-lived asset. We typically incur this liability upon acquiring or drilling a well. Over time, the liability is accreted each period toward its future value and the capitalized cost is depleted as a component of development costs. Upon settlement of the liability, a gain or loss is recognized to the extent the actual costs differ from the recorded liability.

Inherent to the present value calculation are numerous estimates, assumptions and judgments, including the ultimate settlement amounts, inflation factors, credit adjusted risk-free rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions impact the present value of the abandonment liability, management will make corresponding adjustments to both the ARO and the related oil and natural gas property asset balance. Increases in the discounted retirement obligation liability and related oil and natural gas assets resulting from the passage of time will be reflected as additional accretion and depreciation expense in the statements of operations.

Derivatives and hedging

We monitor our exposure to various business risks, including commodity price and interest rate risks, and use derivatives to manage the impact of certain of these risks. Our policies do not permit the use of derivatives for speculative purposes. We use energy derivatives for the purpose of mitigating risk resulting from fluctuations in the market price of oil and natural gas. All derivative instruments are recorded on the balance sheet as either assets or liabilities at fair value.

None of our derivatives held during 2010 and 2011 were designated as hedges for financial statement purposes; therefore, the adjustments to fair value are included in net income. Realized and unrealized gains and losses on derivatives are included in cash flow from operating activities.

Inventory

Inventory consists primarily of oilfield equipment and is valued at the lower of cost or market. No excess or obsolete reserve has been recorded for the years ended December 31, 2011 and 2010. Our entire inventory was sold to Mid-Con Energy III, LLC at June 30, 2011.

Other revenue and expense, net

Prior to June 30, 2011, we received fees for the operation of jointly-owned oil and gas properties and recorded such reimbursements as reductions of other revenue and expense, net. Such fees totaled approximately $2.1 million, $3.1 million and $1.2 million for the years ended December 31, 2011 and 2010, and for the six months ended December 31, 2009, respectively. These fees are now received by our affiliate, Mid-Con Energy Operating, Inc. The Corporation received such fees totaling $1.5 million for the year ended June 30, 2009.

Equity-based compensation

The cost of employee services received in exchange for equity instruments is measured based on the grant-date fair value of compensation expense over the requisite service period (often the vesting period). Awards subject to performance criteria vest when it is probable that the performance criteria will be met. Compensation for these awards is recorded upon vesting, based on their grant-date fair value. Generally, no compensation expense is recognized for equity instruments that do not vest. The equity-based compensation expense was not significant for any periods prior to 2011. We recorded equity-based compensation expense of $1.7 million for the year ended December 31, 2011.

Treasury stock

The Corporation recorded treasury stock purchased at cost. Upon reissuance, the cost of treasury stock was reduced by the average price per share of the aggregated treasury shares held. During the years ended June 30, 2009, the Corporation did not retire any treasury stock.

Income taxes

We are a partnership that is not taxable for federal income tax purposes. As such, we do not directly pay federal income tax. As appropriate, our taxable income or loss is includable in the federal income tax returns of our partners. Earnings or losses for financial statement purposes may differ significantly from those reported to the individual unitholders for income tax purposes as a result of differences between the tax basis and financial reporting basis of assets and liabilities.

We evaluate uncertain tax positions for recognition and measurement in the financial statements. To recognize a tax position, we determine whether it is more likely than not that the tax positions will be sustained upon examination, including resolution of any related appeals or litigation, based on the technical merits of the position. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit to be recognized in the financial statements. The amount of tax benefit recognized with respect to any tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon settlement. We have no uncertain tax positions that require recognition in the financial statements at December 31, 2011 or 2010. Any interest or penalties would be recognized as a component of income tax expense.

The Corporation accounted for income taxes in accordance with the asset and liability method under which deferred tax assets and liabilities were recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities were measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences were expected to be recovered or settled. The effect of deferred tax assets and liabilities of a change in tax rate was recognized in income in the period that included the enactment date.

Net income per limited partner unit

Net income per limited partner unit is determined by dividing net income available to the limited partners, after deducting the general partner’s interest in net income, by the weighted average number of limited partner units outstanding for the period.

Business segment reporting

We operate in one reportable segment engaged in the development, exploitation and production of oil and natural gas properties. All of our operations are located in the United States.

New accounting pronouncements

In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurement and Disclosures (Topic 820), which provides amendments to Topic 820. This amendment provides guidance that clarifies and requires new disclosures about fair value measurements. The clarifications and requirement to disclose the amounts and reasons for significant transfers between Level 1 and Level 2, as well as significant transfers in and out of Level 3 of the fair value hierarchy, were adopted by us in 2010. Note 4 — Fair Value Measurements reflects the amended disclosure requirements. The new guidance also requires that purchases, sales, issuances, and settlements be presented on a gross basis in the Level 3 reconciliation and that requirement is effective for fiscal years beginning after December 15, 2009 and for interim periods within those years, with early adoption permitted. Since this new guidance only amends the disclosures requirements, it did not impact our operating results, financial position or cash flow.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. This amendment affects all entities that have financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. The amendment requires an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. The provisions of this amendment are applicable to annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. We plan to adopt this update on January 1, 2013 and do not expect this update to have a significant impact on the consolidated financial statements.

No other new accounting pronouncements issued or effective during the year ended December 31, 2011 had or are expected to have a material impact on our unaudited condensed financial statements.

Credit Risk	12 Months Ended
Dec. 31, 2011
Credit Risk

Note 10. Credit Risk

Financial instruments which potentially subject us to credit risk consist principally of cash balances, accounts receivable and derivative financial instruments. We maintain cash and cash equivalents in bank deposit accounts which, at times, may exceed the federally insured limits. We have not experienced any significant losses from such investments.

For the year ended December 31, 2011 a subsidiary of Sunoco Logistics Partners L.P. (“Sunoco Logistics”), ScissorTail Energy, LLC and Teppco Crude Oil, LLC accounted for 86%, 9% and 3%, respectively of our total sales revenues. These purchasers represented 88%, 2% and 9%, respectively, of our outstanding oil and natural gas accounts receivable at December 31, 2011.

For the year ended December 31, 2010, purchases by Sunoco Logistics, ScissorTail Energy, LLC and Teppco Crude Oil, LLC accounted for 76%, 8% and 5%, respectively of our total sales revenues. These purchasers represented 83%, 9% and 6%, respectively, of our outstanding oil and natural gas accounts receivable at December 31, 2010.

For the six months ended December 31, 2009, purchases by Sunoco Logistics, ScissorTail Energy, LLC and Teppco Crude Oil, LLC accounted for 78%, 11% and 5%, respectively of our total sales revenues. For the year ended June 30, 2009, purchases by Sunoco Logistics, ScissorTail Energy, LLC and Teppco Crude Oil, LLC accounted for 69%, 16% and 5% of the Corporation’s total sales revenues.

We believe that the loss of any one purchaser would not have an adverse effect on our ability to sell its oil and gas production because we believe market conditions are such that we could sell to other purchasers at market-based prices. We have not experienced any significant losses due to uncollectible accounts receivable from these purchasers.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans

Note 11. Employee Benefit Plans

The partnership has a long-term incentive plan (the “Plan”) for employees, officers, consultants and directors of our general partner and its affiliates, including Mid-Con Energy Operating, who perform services for us. The Plan allows for the award of unit options, unit appreciation rights, restricted units, phantom units, distribution equivalent rights granted with phantom units, or other type of award. The maximum number of our common units that are currently authorized to be awarded under the Plan is 1,764,000 million units. As of December 31, 2011 all of the units are available for issuance.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 12. Income Taxes

We do not pay federal income taxes, as our profits or losses are reported to the taxing authorities by our individual partners.

The Corporation and its subsidiaries filed consolidated United States federal and state income tax returns. The tax returns and the amount of taxable income or loss reflected thereon are subject to examination by United States federal and state taxing authorities. An estimated tax payment of $0.6 million was made for the year ended June 30, 2009.

The reconciliation between the tax benefit (expense) computed by multiplying pretax income by the U.S. federal statutory income tax rate and the reported amounts of income tax benefit (expense) for the year ended June 30, 2009 is as follows:

U.S. federal statutory income tax rate	34.0%
State income taxes	4.0%
Percentage depletion in excess of tax basis	(32.7)%
Non-deductible permanent differences	(1.0)%
Other	(0.3)%

4.0%

Supplementary Information	12 Months Ended
Dec. 31, 2011
Supplementary Information

Note 14. Supplementary Information

Quarterly data (unaudited)

	Quarters Ended
	March 30	June 30	September 30	December 31
	(In thousands, except per unit amounts)
2011
Oil and natural gas sales	$7,157	$9,110	$9,775	$11,989
Realized gain (loss) on oil derivatives	(83)	(631)	(84)	(1,359)
Unrealized gain (loss) on oil derivatives	(1,153)	2,198	8,354	(5,962)
Total revenues and other	5,921	10,677	18,045	4,668
Total expenses(1)	4,139	3,823	4,975	7,570
Net income (loss)	1,970	8,276	11,706	(2,984)
Net income (loss) per unit:	1,931	8,110	11,472	(2,924)
Basic and diluted	$0.11	$0.46	$0.65	$(0.17)
2010
Oil and natural gas sales	3,832	4,453	4,209	5,778
Realized gain (loss) on oil derivatives	(72)	(18)	4	(4)
Unrealized gain (loss) on oil derivatives	106	439	(364)	(889)
Total revenues and other	3,866	4,874	3,849	4,885
Total expenses(1)	3,886	4,147	3,996	5,688
Net income (loss)	610	882	72	(486)
Net income (loss) per unit:	598	864	71	(476)
Basic and diluted	$0.03	$0.05	$0.00	$(0.03)

(1)	Includes the following expenses: lease operating, production taxes, dry holes and abandonments, geological and geophysical, depreciation, depletion and amortization, accretion, general and administrative, and impairment.

Supplementary oil and natural gas activities

	Mid-Con Energy Partners, LP			Mid-Con Energy Corporation
	Year Ended December 31		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	2011	2010
	(in thousands)
Property acquisition costs:
Proved	$15,729	$6,483	$642	$1,080
Unproved	—	1	4	—
Exploration	—	912	—	—
Development	30,754	16,843	3,099	11,570
Asset retirement obligations	686	353	101	36

Total costs incurred	$47,169	$24,592	$3,846	$12,686

Estimated proved oil and natural gas reserves (unaudited)

The proved oil and gas reserves for the years ended December 31, 2011, and 2010 were prepared by our reservoir engineers and audited by Cawley, Gillespie & Associates, Inc., independent third party petroleum consultants. These reserve estimates have been prepared in compliance with the rules of the SEC. We emphasize that reserve estimates are inherently imprecise and that estimates of new discoveries are more imprecise than those of producing oil and natural gas properties. Accordingly, the estimates are expected to change as future information becomes available. An analysis of the change in estimated quantities of oil and gas reserves, all of which are located within the United States, are presented below for the periods indicated:

	Oil (MBbls)	Gas (MMcf)	MBoe(1)
Proved developed and undeveloped reserves:
MID-CON ENERGY CORPORATION:
As of July 1, 2008	5,339	1,772	5,634
Revisions of previous estimates	(618)	(517)	(704)
Extensions, discoveries and other additions	300	2	301
Purchases of minerals in place	—	—	—
Production	(153)	(341)	(210)

As of June 30, 2009	4,868	916	5,021

MID-CON ENERGY PARTNERS:
As of July 1, 2009	4,868	916	5,021
Revisions of previous estimates	1,293	29	1,298
Extensions, discoveries and other additions	113	4	114
Purchases of minerals in place	12	—	12
Production	(87)	(140)	(110)

As of December 31, 2009	6,199	809	6,335
Revisions of previous estimates	(469)	728	(348)
Extensions, discoveries and other additions	765	—	765
Purchases of minerals in place	740	—	740
Production	(228)	(191)	(261)

As of December 31, 2010	7,007	1,346	7,231
Revisions of previous estimates	740	(370)	678
Extensions, discoveries and other additions	1,704	—	1,704
Purchases of minerals in place	971	140	994
Sales of minerals in place	(79)	(276)	(124)
Production	(407)	(164)	(434)

As of December 31, 2011	9,936	676	10,049

Proved developed reserves:
July 1, 2008 (Mid-Con Energy Corporation)	2,855	976	3,018
July 1, 2009	2,489	834	2,628
December 31, 2009	2,513	809	2,649
December 31, 2010	3,601	1,346	3,825
December 31, 2011	6,835	676	6,948
Proved undeveloped reserves:
July 1, 2008 (Mid-Con Energy Corporation)	2,484	796	2,616
July 1, 2009	2,379	82	2,393
December 31, 2009	3,686	—	3,686
December 31, 2010	3,406	—	3,406
December 31, 2011	3,101	—	3,101

(1)	Estimated quantities of oil and natural gas reserves in MBoe equivalents at a rate of six Mcf per Bbl.

During the twelve months ended June 2009, the quantities of proved reserves due to “Extensions, discoveries and other additions” were a result of the development of the Twin Forks Unit, and drilling development wells that offset the Southeast Hewitt Unit. For the twelve months ended June 2009, the “Revisions of previous estimates” were primarily due to significantly lower oil prices.

The change in quantities of proved reserves during the period from July 1, 2009 through December 31, 2010 is due to (i) increases in oil prices during this time period, (ii) acquisitions of third party interests in existing waterflood units, (iii) infill drilling in our Battle Springs and Highlands waterflood units which resulted in an upward revision of oil in place and therefore recoverable reserves, and (iv) production responses from our existing waterflood units that exceeded earlier projections.

The change in quantities of proved reserves from December 31, 2010 to December 31, 2011 is due to (i) increases in oil prices during this time period, (ii) acquisitions of the War Party I and II Units in the Hugoton Basin, J&A Oil Company interests in the Cushing Field, and third party interests in the Cleveland Field, (iii) infill drilling in our Ardmore West and Twin Forks waterflood units which resulted in an upward revision of oil in place and therefore recoverable reserves, and (iv) revisions of previous estimates for the balance of our properties.

Estimates of economically recoverable oil and natural gas reserves and of future net revenues are based upon a number of variable factors and assumptions, all of which are to some degree subjective and may vary considerably from actual results. Therefore, actual production, revenues, development and operating expenditures may not occur as estimated. The reserve data are estimates only, are subject to many uncertainties and are based on data gained from production histories and on assumptions as to geologic formations and other matters. Actual quantities of oil and natural gas may differ materially from the amounts estimated.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Unaudited)

The standardized measure represents the present value of estimated future cash inflows from proved oil and gas reserves, less future development, production, plugging and abandonment costs, discounted at the rate prescribed by the SEC. The standardized measure of discounted future net cash flow does not purport to be, nor should it be interpreted to represent, the fair market value of our proved oil and natural gas reserves. The following assumptions have been made:

•

In the determination of future cash inflows, sales prices used for oil and natural gas for the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009 were estimated using the average price during the 12-month period, determined as the unweighted arithmetic average of the first-day-of-the-month price for each month in such period. Sales prices used for oil and natural gas for the year ended June 30, 2009 were estimated using the year-end sales prices.

•	Future costs of developing and producing the proved oil and reserves were based on costs determined at each such period-end, assuming the continuation of existing economic conditions.

•	No future income tax expenses are computed for Mid-Con Energy Partners, LP because we are a non-taxable entity.

•	Future net cash flows were discounted at an annual rate of 10%.

The standardized measure of discounted future net cash flow relating to estimated proved oil and natural gas reserves is presented below for the periods indicated:

	Mid-Con Energy Partners, LP.			Mid-Con Energy Corporation
	Year Ended		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	December 31, 2011	December 31, 2010
	(in thousands)
Future cash inflows	$930,788	$529,309	$343,595	$320,413
Future production costs	(297,490)	(152,913)	(109,344)	(101,045)
Future development costs	(34,504)	(26,802)	(26,447)	(13,673)
Future income tax expense	—	—	—	(66,268)

Future net cash flow	598,794	349,594	207,804	139,427
10% discount for estimated timing of cash flow	(270,563)	(165,932)	(102,004)	(61,547)

Standardized measure of discounted cash flow	$328,231	$183,662	$105,800	$77,880

The prices utilized in calculating our total proved reserves were $61.18, $79.43, and $96.19 per Bbl of oil and $3.83, $4.37, and $4.11 per MMBtu of natural gas for December 31, 2009, 2010, and 2011, respectively. These prices were adjusted by lease for quality, transportation fees, location differentials, marketing bonuses or deductions or other factors affecting the price received at the wellhead. Average adjusted prices used were $54.92, $74.26 and $93.20 per Bbl of oil and $3.91, $7.36, and $7.04 per MMBtu of natural gas for December 31, 2009, 2010 and 2011, respectively. The prices utilized in calculating our total proved reserves, for June 30, 2009, were $69.89 per Bbl of oil and $3.84 per Mcf of natural gas. Adjusted natural gas price includes the sale of associated natural gas liquids. All wellhead prices are held flat over the life of the properties for all reserve categories.

Changes in the standardized measure of discounted future net cash flow relating to proved oil and gas reserves is presented below for the periods indicated:

	Mid-Con Energy Partners			Mid-Con Energy Corporation
	Year Ended		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	December 31, 2011	December 31, 2010
	(in thousands)
Standardized measure of discounted future net cash flow, beginning of period	$183,662	$105,800	$77,880	$189,337
Changes in the year resulting from:
Sales, less production costs	(27,671)	(11,212)	(3,772)	(6,418)
Revisions of previous quantity estimates	26,960	(9,278)	24,394	(16,928)
Extensions, discoveries and improved recovery	26,128	16,562	280	3,264
Net change in prices and production costs	79,618	44,773	(16,860)	(172,916)
Net change in income taxes	—	—	36,447	72,238
Changes in estimated future development costs	(30,521)	(2,170)	(11,081)	(2,795)
Previously estimated development costs incurred during the period	31,968	9,242	2,212	10,795
Purchases of minerals in place	20,200	22,330	161	—
Accretion of discount	18,366	10,580	11,433	29,802
Timing differences and other	(479)	(2,965)	(15,294)	(28,499)

Standardized measure of discounted future net cash flow, end of year	$328,231	$183,662	$105,800	$77,880

Organization and Nature of Operations (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of Operations

Nature of Operations

Mid-Con Energy Partners, LP (“we,” “our,” or “us”) is a publicly held Delaware limited partnership that engages in the acquisition, exploitation and development of producing oil and natural gas properties in North America, with a focus on the Mid-Continent region of the United States. Our general partner is Mid-Con Energy GP, LLC, a Delaware limited liability company.

In December 2011, Mid-Con Energy I, LLC and Mid-Con Energy II, LLC (together, “our predecessor”), merged into our wholly owned subsidiary, Mid-Con Energy Properties, LLC.

Basis of Presentation

Basis of Presentation

Our unaudited condensed consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the SEC. Accordingly, certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. We believe that the presentations and disclosures herein are adequate to make the information not misleading. The unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the interim periods. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year. These interim financial statements should be read in conjunction with our Annual Report for the year ended December 31, 2011.

Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying financial statements and related notes present our consolidated financial position as of December 31, 2011 and 2010. These financial statements also include the results of our operations, cash flows and changes in equity for the years ended December 31, 2011 and 2010, and for the six months ended December 31, 2009 and the results of operations, cash flows and changes in equity of the Corporation for the year ended June 30, 2009. All intercompany transactions and account balances have been eliminated.

In the reorganization of the Corporation into the LLCs, the majority owner of the Corporation became the majority owner in the LLCs and made additional cash contributions to the LLCs. Therefore, we determined that the reorganization constituted a transaction between entities under common control. In comparison to the purchase method of accounting, whereby the purchase price for the asset acquisition would have been allocated to identifiable assets and liabilities of the LLCs based upon their fair values with any excess treated as goodwill, transfers between entities under common control require that assets and liabilities be recognized by the acquirer at carrying value at the date of transfer, with any difference between the purchase price and the net book value of the assets recognized as an adjustment to equity.

As discussed in Note 1, in addition to the cash contributions from the majority owner, in the reorganization of the Corporation into the LLCs, certain officers and directors of the LLCs purchased Class A Units in consideration of full recourse notes payable to the LLCs (see Note 9.) The LLCs also recognized an increase to equity of approximately $0.5 million related to elimination of deferred tax balances of the Corporation. As limited liability companies, the earnings or losses of the LLCs for federal and some state income tax purposes were included in the tax returns of the individual unitholders of the LLCs.

The merger of the LLCs into Mid-Con Energy Properties, LLC was considered a combination of businesses under common control, and as such the merger was accounted for in a manner similar to a pooling of interests. As a result, the accompanying historical financial statements give retrospective effect to the merger, whereby the assets and liabilities of the LLCs and us are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). We operate oil and natural gas properties as one business segment: the exploration, development and production of oil and natural gas. We evaluate performance based on one business segment, as there are not different economic environments within the operation of the oil and natural gas properties.

Use of estimates

Use of estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to those estimates and assumptions include: depletion of oil and gas properties which is determined using estimates of proved oil and gas reserves. There are numerous uncertainties inherent in the estimation of quantities of proved reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves and commodity price outlooks. Other significant estimates include, but are not limited to, asset retirement obligations, fair value of business combinations and fair value of derivative financial instruments.

Cash and cash equivalents		Cash and cash equivalents We consider all cash on hand, depository accounts held by banks and money market accounts with an original maturity of three months or less to be cash equivalents.
Accounts receivable

Accounts receivable

Accounts receivable are generated from the sale of oil and natural gas to various customers and our participation with other parties in the drilling, completion and operation of oil and gas wells. We routinely assess the financial strength of our customers and bad debts are recorded based on an account–by–account review after all means of collection have been exhausted, and the potential recovery is considered remote. As of December 31, 2011 and 2010, we did not have any reserves for doubtful accounts, and we did not incur any expenses related to bad debts in any period presented.

Joint interest and oil and gas sales receivables related to these operations are generally unsecured. Accounts receivable for joint interest billings were recorded as amounts billed to customers less an allowance for doubtful accounts. Amounts are considered past due after 30 days. Joint interest operations accounts receivable allowances are determined based on management’s assessment of the creditworthiness of the joint interest owners and our predecessor’s ability to realize the receivables through netting of anticipated future production revenues.

Revenue recognition

Revenue recognition

We follow the sales method of accounting for crude oil and natural gas revenues. Under this method, revenues are recognized based on our share of actual proceeds from oil and gas sold to purchasers. Natural gas revenues would not have been significantly altered for the period presented had the entitlements method of recognizing natural gas revenues been utilized. If reserves are not sufficient to recover natural gas overtake positions, a liability is recorded. We had no significant natural gas imbalances at December 31, 2011 or 2010.

Oil and natural gas properties

Oil and natural gas properties

We utilize the successful efforts method of accounting for our oil and gas properties. Under this method all costs associated with productive wells and nonproductive development wells are capitalized, while nonproductive exploration costs are expensed. Capitalized costs relating to proved properties are depleted using the units-of-production method based on proved reserves on a field basis. The depreciation of capitalized production equipment is based on the units-of-production method using proved developed reserves on a field basis.

Capitalized costs of individual properties abandoned or retired are charged to accumulated depletion, depreciation and amortization. Proceeds from sales of individual properties are credited to property costs. No gain or loss is recognized until the entire amortization base (field) is sold or abandoned.

Costs of significant nonproducing properties and wells in the process of being drilled are excluded from depletion until such time as the proved reserves are established or impairment is determined. Costs of significant development projects are excluded from depreciation until the related project is completed. We capitalize interest, if debt is outstanding, on expenditures for significant development projects until such projects are ready for their intended use. We had no capitalized interest during any of the periods presented.

We review our long-lived assets to be held and used, including proved oil and gas properties accounted for under the successful efforts method of accounting, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. The impairment provision is based on the excess of carrying value over fair value. Fair value is defined as the present value of the estimated future net revenues from production of total proved and risk-adjusted probable and possible oil and gas reserves over the economic life of the reserves based on our expectations of future oil and gas prices and costs. We review our oil and gas properties by amortization base (field) or by individual well for those wells not constituting part of an amortization base.

We recognized approximately $9.2 million and $1.9 million as impairment charges against earnings for the six months ended December 31, 2009 and as of the year ended December 31, 2010, respectively, related to our proved oil and gas properties due to a significant decline in estimated proved and probable reserves values. These non-cash charges are included in the “Impairment of proved oil and gas properties” line item in the accompanying statements of operations. The fair value of the properties was measured by estimated cash flow reported in the audited reserve report. This report was based upon future oil and natural gas prices, which are based on observable inputs adjusted for basis differentials, which are Level 3 inputs in the fair value hierarchy described in Note 4. The fair values of proved properties are measured using valuation techniques consistent with the income approach, converting future cash flow to a single discounted amount. Significant inputs used to determine the fair values of proved properties include estimates of reserves, future operating and development costs, future commodity prices and market-based weighted average cost of capital rate. The underlying commodity prices embedded in our estimated cash flow are the product of a process that begins with New York Mercantile Exchange (“NYMEX”) forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that management believes will impact realizable prices. Furthermore, significant assumptions in valuing the proved reserves included the reserve quantities, anticipated drilling and operating costs, anticipated production taxes, future expected oil and natural gas prices. Cash flow estimates for the impairment testing excluded derivative instruments used to mitigate the risk of lower future oil and natural gas prices. The impairments were caused by below expected performance for some of the waterflood units and other producing properties and revisions to the future expected drilling schedules. These impairments have no impact on our cash flow, liquidity position, or debt covenants. We had no impairments of proved oil and gas properties for the year ended December 31, 2011 and the Corporation had no impairments of proved oil and gas properties for the year ended June 30, 2009.

Unproved oil and gas properties are each periodically assessed for impairment by comparing their costs to their estimated values on a project-by-project basis. The estimated value is affected by the results of exploration activities, future drilling plans, commodity price outlooks, planned future sales or expiration of all or a portion of leases on such projects. If the quantity of potential reserves determined by such evaluations is not sufficient to fully recover the cost invested in each project, we recognize an impairment loss at that time. The Corporation had no abandonments for the year ended June 30, 2009 and we had no abandonments for the period from July 1, 2009 to December 31, 2009. We recognized approximately $0.8 million and $1.4 million as abandonment expenses for the years ended December 31, 2011 and 2010, respectively, related to its unproved oil and gas properties.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update that aligns the oil and natural gas reserve estimation and disclosure requirements of GAAP with the requirements in the final rule, Modernization of the Oil and Gas Reporting Requirements, issued in December 31, 2008 by the United States Securities and Exchange Commission (“SEC”) and effective for fiscal years ending on or after December 31, 2009. The new rules are intended to provide investors with a more meaningful and comprehensive understanding of oil and natural gas reserves, which should help investors evaluate the relative value of oil and natural gas companies. The new rules permit the use of new technologies to determine proved reserves estimates if those technologies have been demonstrated empirically to lead to reliable conclusions about reserve volume estimates. The new rules also allow, but not require, companies to disclose their probable and possible reserves to investors in documents filed with the SEC. In addition, the new disclosure requirements require companies to: (i) report the independence and qualifications of its reserves preparer or auditor; (ii) file reports when a third party is relied upon to prepare reserves estimates or conduct a reserves audit; and (iii) report oil and natural gas reserves using an average price based upon the prior 12-month period rather than a year-end price. We adopted the updated requirements as of December 31, 2009, which had the effect of adding 307 MBoe of proved reserves.

Other property and equipment

Other property and equipment

Other property and equipment is stated at historical cost and is comprised of software, vehicles, office equipment, and field service equipment. Costs incurred for normal repairs and maintenance are charged to expense as incurred, unless they extend the useful life of the asset. Depreciation is calculated using the straight-line method based on estimated useful lives of the assets ranging from three to fifteen years and is included in the accumulated depreciation, depletion and amortization totals. For the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009, depreciation expense related to other property and equipment totaled approximately $0.3 million, $0.6 million and $0.2 million, respectively. The Corporation recorded depreciation expense of $0.2 million for the year ended June 30, 2009. All of the other property and equipment was sold to Mid-Con Energy III, LLC at June 30, 2011.

Asset retirement obligations

Asset retirement obligations

We have obligations under our lease agreements and federal regulations to remove equipment and restore land at the end of oil and natural gas production operations. These asset retirement obligations (“ARO”) are primarily associated with plugging and abandoning wells. Determining the future restoration and removal requires management to make estimates and judgments because most of the removal obligations are many years in the future and contracts and regulations often have vague descriptions of what constitutes removal. Asset removal technologies and costs are constantly changing, as are regulatory, political, environmental, safety and public relations considerations. We are required to record the fair value of a liability for an ARO in the period in which it is incurred with a corresponding increase in the carrying amount of the related long-lived asset. We typically incur this liability upon acquiring or drilling a well. Over time, the liability is accreted each period toward its future value and the capitalized cost is depleted as a component of development costs. Upon settlement of the liability, a gain or loss is recognized to the extent the actual costs differ from the recorded liability.

Inherent to the present value calculation are numerous estimates, assumptions and judgments, including the ultimate settlement amounts, inflation factors, credit adjusted risk-free rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions impact the present value of the abandonment liability, management will make corresponding adjustments to both the ARO and the related oil and natural gas property asset balance. Increases in the discounted retirement obligation liability and related oil and natural gas assets resulting from the passage of time will be reflected as additional accretion and depreciation expense in the statements of operations.

Derivatives and hedging

Derivatives and hedging

We monitor our exposure to various business risks, including commodity price and interest rate risks, and use derivatives to manage the impact of certain of these risks. Our policies do not permit the use of derivatives for speculative purposes. We use energy derivatives for the purpose of mitigating risk resulting from fluctuations in the market price of oil and natural gas. All derivative instruments are recorded on the balance sheet as either assets or liabilities at fair value.

None of our derivatives held during 2010 and 2011 were designated as hedges for financial statement purposes; therefore, the adjustments to fair value are included in net income. Realized and unrealized gains and losses on derivatives are included in cash flow from operating activities.

Inventory

Inventory

Inventory consists primarily of oilfield equipment and is valued at the lower of cost or market. No excess or obsolete reserve has been recorded for the years ended December 31, 2011 and 2010. Our entire inventory was sold to Mid-Con Energy III, LLC at June 30, 2011.

Other revenue and expense, net

Other revenue and expense, net

Prior to June 30, 2011, we received fees for the operation of jointly-owned oil and gas properties and recorded such reimbursements as reductions of other revenue and expense, net. Such fees totaled approximately $2.1 million, $3.1 million and $1.2 million for the years ended December 31, 2011 and 2010, and for the six months ended December 31, 2009, respectively. These fees are now received by our affiliate, Mid-Con Energy Operating, Inc. The Corporation received such fees totaling $1.5 million for the year ended June 30, 2009.

Equity-based compensation

Equity-based compensation

The cost of employee services received in exchange for equity instruments is measured based on the grant-date fair value of compensation expense over the requisite service period (often the vesting period). Awards subject to performance criteria vest when it is probable that the performance criteria will be met. Compensation for these awards is recorded upon vesting, based on their grant-date fair value. Generally, no compensation expense is recognized for equity instruments that do not vest. The equity-based compensation expense was not significant for any periods prior to 2011. We recorded equity-based compensation expense of $1.7 million for the year ended December 31, 2011.

Treasury stock

Treasury stock

The Corporation recorded treasury stock purchased at cost. Upon reissuance, the cost of treasury stock was reduced by the average price per share of the aggregated treasury shares held. During the years ended June 30, 2009, the Corporation did not retire any treasury stock.

Income taxes

Income taxes

We are a partnership that is not taxable for federal income tax purposes. As such, we do not directly pay federal income tax. As appropriate, our taxable income or loss is includable in the federal income tax returns of our partners. Earnings or losses for financial statement purposes may differ significantly from those reported to the individual unitholders for income tax purposes as a result of differences between the tax basis and financial reporting basis of assets and liabilities.

We evaluate uncertain tax positions for recognition and measurement in the financial statements. To recognize a tax position, we determine whether it is more likely than not that the tax positions will be sustained upon examination, including resolution of any related appeals or litigation, based on the technical merits of the position. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit to be recognized in the financial statements. The amount of tax benefit recognized with respect to any tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon settlement. We have no uncertain tax positions that require recognition in the financial statements at December 31, 2011 or 2010. Any interest or penalties would be recognized as a component of income tax expense.

The Corporation accounted for income taxes in accordance with the asset and liability method under which deferred tax assets and liabilities were recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities were measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences were expected to be recovered or settled. The effect of deferred tax assets and liabilities of a change in tax rate was recognized in income in the period that included the enactment date.

Net income per limited partner unit

Net income per limited partner unit

Net income per limited partner unit is determined by dividing net income available to the limited partners, after deducting the general partner’s interest in net income, by the weighted average number of limited partner units outstanding for the period.

Business segment reporting

Business segment reporting

We operate in one reportable segment engaged in the development, exploitation and production of oil and natural gas properties. All of our operations are located in the United States.

New accounting pronouncements

New accounting pronouncements

In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurement and Disclosures (Topic 820), which provides amendments to Topic 820. This amendment provides guidance that clarifies and requires new disclosures about fair value measurements. The clarifications and requirement to disclose the amounts and reasons for significant transfers between Level 1 and Level 2, as well as significant transfers in and out of Level 3 of the fair value hierarchy, were adopted by us in 2010. Note 4 — Fair Value Measurements reflects the amended disclosure requirements. The new guidance also requires that purchases, sales, issuances, and settlements be presented on a gross basis in the Level 3 reconciliation and that requirement is effective for fiscal years beginning after December 15, 2009 and for interim periods within those years, with early adoption permitted. Since this new guidance only amends the disclosures requirements, it did not impact our operating results, financial position or cash flow.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. This amendment affects all entities that have financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. The amendment requires an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. The provisions of this amendment are applicable to annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. We plan to adopt this update on January 1, 2013 and do not expect this update to have a significant impact on the consolidated financial statements.

No other new accounting pronouncements issued or effective during the year ended December 31, 2011 had or are expected to have a material impact on our unaudited condensed financial statements.

Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commodity Contracts

As of June 30, 2012, we had the following oil derivative open positions:

Period Covered	Weighted Average Fixed Price	Weighted Average Floor Price	Weighted Average Ceiling Price	Total Bbls Hedged
Swaps — July 2012 through December 2012	$101.85			222,000
Collars — July 2012 through December 2012		$100.00	$117.00	36,000
Swaps — 2013	$100.30			408,000
Collars — 2013		$100.00	$111.00	72,000
Swaps — 2014	$97.87			240,000

Estimated Fair Values of Derivative Assets and Liabilities

The fair value and location of our derivatives in our condensed consolidated balance sheets was as follows:

	Asset Derivatives		Liability Derivatives
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Derivative financial instruments — current asset	$6,941	$1,028	$—	$—
Derivative financial instruments — long term asset	5,332	1,505	—	—
Derivative financial instruments — current liability	—	—	—	—
Derivative financial instruments — long term liability	—	—	—	—

	$12,273	$2,533	$—	$—

Impact of Derivatives and their Location Within Unaudited Consolidated Statement of Operations

The following table presents the impact of derivative financial instruments and their location within the unaudited condensed consolidated statements of operations:

	Six Months Ended June 30,
	2012	2011
Realized gain (loss) on derivatives, net	$769	$(715)
Unrealized gain (loss) on derivatives, net	9,741	1,046

	$10,510	$331

Commodity Derivative Open Positions

At December 31, 2011 we had the following commodity derivative open positions:

Months Outstanding	Settlement Price	Floor	Ceiling	Instrument Type	Total Barrels	NYMEX Index
Jan-Dec 2012	$104.28			Swap	72,000	WTI
Jan-Dec 2012	$100.00			Swap	96,000	WTI
Jan-Dec 2012	$99.95			Swap	60,000	WTI
Jan-Dec 2012	$100.97			Swap	120,000	WTI
Jan-Dec 2012		$100.00	$117.00	Collar	72,000	WTI
Jan-Dec 2013	$96.00			Swap	96,000	WTI
Jan-Dec 2013	$105.80			Swap	72,000	WTI
Jan-Dec 2013		$100.00	$111.00	Collar	72,000	WTI

At December 31, 2011, we recorded the estimated fair value of the derivative contracts as $1.5 million as a long-term asset and $1.0 million as a short-term asset.

At December 31, 2010 we had the following commodity derivative open positions:

Months Outstanding	Settlement Price	Floor	Ceiling	Instrument Type	Total Barrels	NYMEX Index
Jan 2011-Dec 2011	$83.25			Swap	18,000	WTI
Jan 2011-Dec 2011	$86.75			Swap	12,000	WTI
Jan 2011-Dec 2011	$85.30			Swap	12,000	WTI
Jan 2011-Dec 2011	$89.55			Swap	18,000	WTI

Fair Value Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value of Assets and Liabilities

The following sets forth, by level within the hierarchy, the fair value of our assets and liabilities measured at fair value as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3
	(in thousands)
June 30, 2012
Assets and Liabilities Measured at Fair Value on a Recurring Basis
— Derivative financial instruments - asset	$—	$12,273	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$699

December 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
— Derivative financial instruments - asset	$—	$2,533	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$716

The following sets forth, by level within the hierarchy, the fair value of our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3
	(in thousands)
December 31, 2011
Assets and Liabilities Measured as Fair Value on a Recurring Basis
— Derivative financial instrument - asset	$—	$2,533	$—
Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$716

December 31, 2010
Assets and Liabilities Measured as Fair Value on a Recurring Basis
— Derivative financial instrument - liability	$—	$904	$—
Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$319
— Impairment of proved oil and gas properties	$—	$—	$1,886

Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset retirement obligations

Changes in our asset retirement obligations are as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(in thousands)
Asset retirement obligation — beginning of period:	$1,919	$2,148
Liabilities incurred for new wells	278	370
Disposition of wells	—	(1,024)
Revision of estimates	421	347
Accretion expense	57	78

Asset retirement obligation — end of period:	$2,675	$1,919

Changes in our asset retirement obligations and the Corporation’s asset retirement obligations for the periods indicated are presented in the following table:

	Year Ended December 31,		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	2011	2010
	(in thousands)
Asset retirement obligation — beginning of period	$2,148	$1,737	$1,569	$950
Liabilities incurred for new wells	370	265	115	70
Disposition of wells	(1,024)	(35)	—	—
Revision of estimates	347	54	(5)	471
Accretion expense	78	127	58	78

Asset retirement obligation — end of period	$1,919	$2,148	$1,737	$1,569

Owners' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Cash Distributions

The following sets forth the distributions we paid during the six months ended June 30, 2012:

Date Paid	Period Covered	Distribution per Unit	Total Distribution
February 13, 2012	December 21, 2011 - December 31, 2011	$0.057	$1,034	(1)
May 14, 2012	January 1, 2012 - March 31, 2012	0.475	8,622

			$9,656

(1)	The distribution represented a proration of initial quarterly distribution of $0.475 per unit.

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Components	Debt at December 31, 2010 consisted of the following (in thousands):

Revolving credit facilities	$5,260
Term loan	253

5,513
Less: Current portion	5,354

Long-term debt	$159

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Reconciliation of Income Tax Benefit (Expense)

The reconciliation between the tax benefit (expense) computed by multiplying pretax income by the U.S. federal statutory income tax rate and the reported amounts of income tax benefit (expense) for the year ended June 30, 2009 is as follows:

U.S. federal statutory income tax rate	34.0%
State income taxes	4.0%
Percentage depletion in excess of tax basis	(32.7)%
Non-deductible permanent differences	(1.0)%
Other	(0.3)%

4.0%

Supplementary Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Quarterly Data

Quarterly data (unaudited)

	Quarters Ended
	March 30	June 30	September 30	December 31
	(In thousands, except per unit amounts)
2011
Oil and natural gas sales	$7,157	$9,110	$9,775	$11,989
Realized gain (loss) on oil derivatives	(83)	(631)	(84)	(1,359)
Unrealized gain (loss) on oil derivatives	(1,153)	2,198	8,354	(5,962)
Total revenues and other	5,921	10,677	18,045	4,668
Total expenses(1)	4,139	3,823	4,975	7,570
Net income (loss)	1,970	8,276	11,706	(2,984)
Net income (loss) per unit:	1,931	8,110	11,472	(2,924)
Basic and diluted	$0.11	$0.46	$0.65	$(0.17)
2010
Oil and natural gas sales	3,832	4,453	4,209	5,778
Realized gain (loss) on oil derivatives	(72)	(18)	4	(4)
Unrealized gain (loss) on oil derivatives	106	439	(364)	(889)
Total revenues and other	3,866	4,874	3,849	4,885
Total expenses(1)	3,886	4,147	3,996	5,688
Net income (loss)	610	882	72	(486)
Net income (loss) per unit:	598	864	71	(476)
Basic and diluted	$0.03	$0.05	$0.00	$(0.03)

(1)	Includes the following expenses: lease operating, production taxes, dry holes and abandonments, geological and geophysical, depreciation, depletion and amortization, accretion, general and administrative, and impairment.

Supplementary Oil and Natural Gas Activities

Supplementary oil and natural gas activities

	Mid-Con Energy Partners, LP			Mid-Con Energy Corporation
	Year Ended December 31		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	2011	2010
	(in thousands)
Property acquisition costs:
Proved	$15,729	$6,483	$642	$1,080
Unproved	—	1	4	—
Exploration	—	912	—	—
Development	30,754	16,843	3,099	11,570
Asset retirement obligations	686	353	101	36

Total costs incurred	$47,169	$24,592	$3,846	$12,686

Changes in Estimated Proved Oil and Natural Gas Reserves

information becomes available. An analysis of the change in estimated quantities of oil and gas reserves, all of which are located within the United States, are presented below for the periods indicated:

	Oil (MBbls)	Gas (MMcf)	MBoe(1)
Proved developed and undeveloped reserves:
MID-CON ENERGY CORPORATION:
As of July 1, 2008	5,339	1,772	5,634
Revisions of previous estimates	(618)	(517)	(704)
Extensions, discoveries and other additions	300	2	301
Purchases of minerals in place	—	—	—
Production	(153)	(341)	(210)

As of June 30, 2009	4,868	916	5,021

MID-CON ENERGY PARTNERS:
As of July 1, 2009	4,868	916	5,021
Revisions of previous estimates	1,293	29	1,298
Extensions, discoveries and other additions	113	4	114
Purchases of minerals in place	12	—	12
Production	(87)	(140)	(110)

As of December 31, 2009	6,199	809	6,335
Revisions of previous estimates	(469)	728	(348)
Extensions, discoveries and other additions	765	—	765
Purchases of minerals in place	740	—	740
Production	(228)	(191)	(261)

As of December 31, 2010	7,007	1,346	7,231
Revisions of previous estimates	740	(370)	678
Extensions, discoveries and other additions	1,704	—	1,704
Purchases of minerals in place	971	140	994
Sales of minerals in place	(79)	(276)	(124)
Production	(407)	(164)	(434)

As of December 31, 2011	9,936	676	10,049

Proved developed reserves:
July 1, 2008 (Mid-Con Energy Corporation)	2,855	976	3,018
July 1, 2009	2,489	834	2,628
December 31, 2009	2,513	809	2,649
December 31, 2010	3,601	1,346	3,825
December 31, 2011	6,835	676	6,948
Proved undeveloped reserves:
July 1, 2008 (Mid-Con Energy Corporation)	2,484	796	2,616
July 1, 2009	2,379	82	2,393
December 31, 2009	3,686	—	3,686
December 31, 2010	3,406	—	3,406
December 31, 2011	3,101	—	3,101

(1)	Estimated quantities of oil and natural gas reserves in MBoe equivalents at a rate of six Mcf per Bbl.

Standardized Measure of Discounted Future Net Cash Flow Relating to Estimated Proved Oil and Natural Gas Reserves

The standardized measure of discounted future net cash flow relating to estimated proved oil and natural gas reserves is presented below for the periods indicated:

	Mid-Con Energy Partners, LP.			Mid-Con Energy Corporation
	Year Ended		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	December 31, 2011	December 31, 2010
	(in thousands)
Future cash inflows	$930,788	$529,309	$343,595	$320,413
Future production costs	(297,490)	(152,913)	(109,344)	(101,045)
Future development costs	(34,504)	(26,802)	(26,447)	(13,673)
Future income tax expense	—	—	—	(66,268)

Future net cash flow	598,794	349,594	207,804	139,427
10% discount for estimated timing of cash flow	(270,563)	(165,932)	(102,004)	(61,547)

Standardized measure of discounted cash flow	$328,231	$183,662	$105,800	$77,880

Changes in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves

Changes in the standardized measure of discounted future net cash flow relating to proved oil and gas reserves is presented below for the periods indicated:

	Mid-Con Energy Partners			Mid-Con Energy Corporation
	Year Ended		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	December 31, 2011	December 31, 2010
	(in thousands)
Standardized measure of discounted future net cash flow, beginning of period	$183,662	$105,800	$77,880	$189,337
Changes in the year resulting from:
Sales, less production costs	(27,671)	(11,212)	(3,772)	(6,418)
Revisions of previous quantity estimates	26,960	(9,278)	24,394	(16,928)
Extensions, discoveries and improved recovery	26,128	16,562	280	3,264
Net change in prices and production costs	79,618	44,773	(16,860)	(172,916)
Net change in income taxes	—	—	36,447	72,238
Changes in estimated future development costs	(30,521)	(2,170)	(11,081)	(2,795)
Previously estimated development costs incurred during the period	31,968	9,242	2,212	10,795
Purchases of minerals in place	20,200	22,330	161	—
Accretion of discount	18,366	10,580	11,433	29,802
Timing differences and other	(479)	(2,965)	(15,294)	(28,499)

Standardized measure of discounted future net cash flow, end of year	$328,231	$183,662	$105,800	$77,880

Acquisitions (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Aggregate consideration for acquired properties	$ 16.4

Equity Awards (Narrative) (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Long term incentive plan	1,764,000		1,764,000
Vesting Period	3 years
Fair Market Value of URU and RU, at grant date	$ 20.9
Forfeiture Restricted Unit Rate	10.00%
Equity based compensation expense	$ 2.7	$ 0
Unrestricted Common Units [Member]
Restricted and unrestricted common stock	125,000
Restricted Common Units [Member]
Restricted and unrestricted common stock	24,561

Derivative Financial Instruments (Commodity Contracts) (Detail)	6 Months Ended
Jun. 30, 2012 bbl
Swaps [Member] | Year Outstanding One [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Fixed Price	101.85
Total Bbls Hedged	222,000
Swaps [Member] | Year Outstanding Three [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Fixed Price	100.3
Total Bbls Hedged	408,000
Swaps [Member] | Year Outstanding Five [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Fixed Price	97.87
Total Bbls Hedged	240,000
Collars [Member] | Year Outstanding Two [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Floor Price	100
Weighted Average Ceiling Price	117
Total Bbls Hedged	36,000
Collars [Member] | Year Outstanding Four [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Floor Price	100
Weighted Average Ceiling Price	111
Total Bbls Hedged	72,000

Derivative Financial Instruments (Estimated Fair Values of Derivative Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset	$ 12,273	$ 2,533
Current Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset
Derivative financial instruments- Liability
Long Term Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset
Derivative financial instruments- Liability
Current Asset [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset	6,941	1,028
Long Term Asset [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset	$ 5,332	$ 1,505

Derivative Financial Instruments (Impact of Derivatives and their Location Within Unaudited Consolidated Statement of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Realized gain (loss) on derivatives, net									$ 769	$ (715)
Unrealized gain (loss) on derivatives, net	(5,962)	8,354	2,198	(1,153)	(889)	(364)	439	106	9,741	1,046	(147)	3,437	(707)
Realized / Unrealilzed Gain on derivatives									$ 10,510	$ 331

Fair Value Disclosures (Fair Value of our Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset	$ 12,273	$ 2,533
Level 1 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset
Level 1 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations
Level 2 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset	12,273	2,533
Level 2 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations
Level 3 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset
Level 3 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations	$ 699	$ 716	$ 319

Asset Retirement Obligations (Asset Retirement Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Asset retirement obligation - beginning of period	$ 1,919	$ 2,148	$ 1,569	$ 950	$ 2,148	$ 1,737
Liabilities incurred for new wells	278		115	70	370	265
Disposition of wells					(1,024)	(35)
Revision of estimates	421		(5)	471	347	54
Accretion expense	57	32	58	78	78	127
Asset retirement obligation - end of period	$ 2,675		$ 1,737	$ 1,569	$ 1,919	$ 2,148

Asset Retirement Obligations (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2008
Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 2,675	$ 1,919	$ 2,148	$ 1,737	$ 1,569	$ 950

Debt (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 29, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Maximum [Member] Times	Dec. 31, 2011 Maximum [Member] Times	Apr. 23, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member] Times	Dec. 31, 2011 Minimum [Member] Times	Apr. 23, 2012 Minimum [Member]
Debt [Line Items]
Senior secured revolving facility		$ 250,000,000	$ 250,000,000
Senior secured revolving facility, expiring date		Dec 1, 2016	Dec 1, 2016
Borrowings under the facility - secured by liens		Not less than 80%	Not less than 80%
Leverage ratio required under credit facility					4.00%	4.00%		1.00%	1.00%
Minimum current ratio required under credit facility					1	1		1	1
The federal fund effective rate		0.50%	0.50%
The federal fund effective LIBOR		1.00%	1.00%
Margin					1.75%	1.75%		0.75%	0.75%
The applicable margin rate					2.75%	2.75%		1.75%	1.75%
Average effective interest rate		2.50%
Unused portion of the borrowing base, percentage fee					0.50%	0.50%		0.38%	0.38%
Line of credit facility, maximum borrowing capacity							100,000,000			75,000,000
Increase in borrowing base		100,000,000
Borrowed to acquire additional oil properties	14,000,000
Outstanding debt under the facility		58,000,000	45,000,000	5,260,000
Variable rate term loan			$ 350,000

Owner's Equity (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 09, 2012	Dec. 20, 2011	Feb. 13, 2012	Jan. 25, 2012	Jun. 30, 2012	Dec. 31, 2011	Jan. 09, 2012
Equity [Line Items]
Limited partner units outstanding					17,789,561	17,640,000	17,640,000
Limited partnership interest	98.00%				98.00%
Cash distribution for the second quarter				$ 0.057	$ 0.475	$ 0.057
Distribution of unit holders			$ 1		$ 8.7
Number of stock issued during initial public offering		5,400,000				5,400,000
Initial offering price per share						$ 18
Number of common stock units sold pursuant to exercise of the underwriters	810,000
General partner units outstanding							360,000
Percentage of general partner units outstanding	2.00%					2.00%
Initial quarterly distribution				$ 0.475	$ 0.475

Owners' Equity (Cash Distributions) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	6 Months Ended			12 Months Ended
	Jan. 25, 2012	Jun. 30, 2012		Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Distribution per Unit	$ 0.057	$ 0.475			$ 0.057
Total Distribution		$ 9,656		$ 1,499	$ 110,937	$ 4,785
Initial quarterly distribution	$ 0.475	$ 0.475
Cash Distributions [Member]
Total Distribution		9,656
Cash Distributions [Member] | Period 1 [Member]
Date Paid		Feb 13, 2012
Period Covered		December 21, 2011 - December 31, 2011
Distribution per Unit		$ 0.057
Total Distribution		1,034	[1]
Cash Distributions [Member] | Period 2 [Member]
Date Paid		May 14, 2012
Period Covered		January 1, 2012 - March 31, 2012
Distribution per Unit		$ 0.475
Total Distribution		$ 8,622

[1]	The distribution represented a proration of initial quarterly distribution of $0.475 per unit.

Related Party Transactions (Narrative) (Detail) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended
	Jan. 09, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Direct administrative expenses incurred and reimbursed to related party		$ 1,300,000		$ 200,000
Payment for consideration				6,000,000
General partner interest	2.00%			2.00%
Notes receivable from related party			58,000		635,000
Net receivable				800,000
Comprised of receivable				2,400,000
Due to related party				1,600,000
Aggregate [Member]
Related Party Transaction [Line Items]
Notes receivable from related party					1,800,000
Accrued interest					$ 200,000

Subsequent Events (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 25, 2012	Jun. 30, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Cash distribution per unit	$ 0.057	$ 0.475	$ 0.057
Cash distribution annualized basis		$ 1.9
Distribution to unit holders		$ 8.7	$ 1
Declaration date of cash distribution			Jan 25, 2012
Minimum quarterly distribution			$ 0.475
Issuance of common stock units			149,561

Organization and Nature of Operations (Narrative) (Detail) (USD $)	0 Months Ended		1 Months Ended		12 Months Ended
	Jan. 09, 2012	Dec. 20, 2011	Dec. 31, 2011	Jan. 09, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Partnership Organization And Basis Of Presentation [Line Items]
Shares issued at initial public offering		5,400,000			5,400,000
Shares issued , Initial public offering price		$ 18
Net proceeds from issuance of shares			$ (87,395,000)		$ 87,397,000
Borrowings under revolving credit facility			45,000,000		45,000,000
Cash consideration					110,900,000
Credit facility, amount, outstanding			20,200,000		20,200,000
Cash paid to acquire interest in affiliate companies					6,000,000
Common units exercised by underwriters	810,000			810,000
Net cash proceeds from common stock exercised				$ 13,600,000		$ 4,000
Limited Partnership units Outstanding	17,640,000		17,640,000	17,640,000	17,640,000		17,789,561
General Partnership Units Outstanding	360,000			360,000
General partner interest	2.00%				2.00%
Mid-Con Energy Partners, LP [Member]
Partnership Organization And Basis Of Presentation [Line Items]
General partner interest					2.00%
Former Owners [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Limited partner interest					63.50%
Public Unitholders [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Limited partner interest					30.00%

Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	6 Months Ended			12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Mid-Con Energy Corporation [Member]	Dec. 31, 2009 Other property and equipment [Member]	Dec. 31, 2011 Other property and equipment [Member]	Dec. 31, 2010 Other property and equipment [Member]	Jun. 30, 2009 Other property and equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Increase in equity				$ 500,000
Impairment charges			9,208,000		1,886,000
Abandonment expenses		772,000		813,000	1,418,000
Depreciation expenses							200,000	300,000	600,000	200,000
Reductions of other revenue and expense			1,200,000	2,100,000	3,100,000	1,500,000
Equity-based compensation expense	$ 2,690,000			$ 1,671,000
Percentage of Tax Benefits Recognized Upon Settlement				50.00%

Derivative Financial Instruments (Commodity Derivative Open Positions) (Detail)	12 Months Ended
	Dec. 31, 2011 bbl	Dec. 31, 2010 bbl
Derivative Open Positions One [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012	Jan 2011-Dec 2011
Settlement Price	104.28	83.25
Floor
Ceiling
Instrument Type	Swap	Swap
Total Barrels	72,000	18,000
NYMEX Index	WTI	WTI
Derivative Open Positions Two [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012	Jan 2011-Dec 2011
Settlement Price	100	86.75
Floor
Ceiling
Instrument Type	Swap	Swap
Total Barrels	96,000	12,000
NYMEX Index	WTI	WTI
Derivative Open Positions Three [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012	Jan 2011-Dec 2011
Settlement Price	99.95	85.3
Floor
Ceiling
Instrument Type	Swap	Swap
Total Barrels	60,000	12,000
NYMEX Index	WTI	WTI
Derivative Open Positions Four [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012	Jan 2011-Dec 2011
Settlement Price	100.97	89.55
Floor
Ceiling
Instrument Type	Swap	Swap
Total Barrels	120,000	18,000
NYMEX Index	WTI	WTI
Derivative Open Positions Five [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2012
Settlement Price
Floor	100
Ceiling	117
Instrument Type	Collar
Total Barrels	72,000
NYMEX Index	WTI
Derivative Open Positions Six [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2013
Settlement Price	96
Floor
Ceiling
Instrument Type	Swap
Total Barrels	96,000
NYMEX Index	WTI
Derivative Open Positions Seven [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2013
Settlement Price	105.8
Floor
Ceiling
Instrument Type	Swap
Total Barrels	72,000
NYMEX Index	WTI
Derivative Open Positions Eight [Member]
Derivative [Line Items]
Months Outstanding	Jan-Dec 2013
Settlement Price
Floor	100
Ceiling	111
Instrument Type	Collar
Total Barrels	72,000
NYMEX Index	WTI

Derivative Financial Instruments (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 20, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Estimated fair value of derivative contracts,long-term asset		$ 1,505	$ 5,332			$ 1,505
Estimated fair value of derivative contracts,short-term asset		1,028	6,941			1,028
Estimated fair value of derivative contracts,current liability							904
Increase/Decrease in net income		$ 1,500	$ 769	$ (715)	$ (350)	$ (2,157)	$ (90)
Percentage of entitlement of officers for receivable or payable	10.00%

Fair Value Disclosures (Fair Value of Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset		$ 12,273	$ 2,533
Level 1 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset
Derivative financial instruments- Liability
Level 1 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations
Impairment of proved oil and gas properties
Level 2 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset		12,273	2,533
Derivative financial instruments- Liability	904
Level 2 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations
Impairment of proved oil and gas properties
Level 3 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset
Derivative financial instruments- Liability
Level 3 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations	319	699	716
Impairment of proved oil and gas properties	$ 1,886

Debt (Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt [Line Items]
Revolving credit facilities	$ 58,000	$ 45,000	$ 5,260
Term loan			253
Long-term debt including current portion			5,513
Less: Current portion			5,354
Long-term debt			$ 159

Commitment and Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Payments on termination	$ 1.4
Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Payments on termination	$ 1.7

Credit Risk (Narrative) (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Sunoco Logistics Partners L.P. [Member]
Revenue, Major Customer [Line Items]
Sales revenue, percentage	86.00%	76.00%	78.00%
Oil and natural gas accounts receivable, percentage	88.00%	83.00%		69.00%
Scissor Tail Energy LLC [Member]
Revenue, Major Customer [Line Items]
Sales revenue, percentage	9.00%	8.00%	11.00%
Oil and natural gas accounts receivable, percentage	2.00%	9.00%		16.00%
Teppco Crude Oil, LLC [Member]
Revenue, Major Customer [Line Items]
Sales revenue, percentage	3.00%	5.00%	5.00%
Oil and natural gas accounts receivable, percentage	9.00%	6.00%		5.00%

Employee Benefit Plans (Narrative) (Detail)	Jun. 30, 2012	Dec. 31, 2011
Employee Benefit Plans [Line Items]
Maximum number of common stock authorized	1,764,000	1,764,000

Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2009
Income Tax Reconciliation [Line Items]
Estimated tax payment	$ 0.6

Income Taxes (Summary of Reconciliation of Income Tax Benefit (Expense)) (Detail)	12 Months Ended
Jun. 30, 2009
Income Tax Reconciliation [Line Items]
U.S. federal statutory income tax rate	34.00%
State income taxes	4.00%
Percentage depletion in excess of tax basis	(32.70%)
Non-deductible permanent differences	(1.00%)
Other	(0.30%)
Effective income tax rate total	4.00%

Supplementary Information (Schedule of Quarterly Data) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended																6 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 30, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 30, 2010		Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Nov. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009
Schedule Of Quarterly Financial Information [Line Items]
Oil and natural gas sales		$ 11,989		$ 9,775		$ 9,110		$ 7,157		$ 5,778		$ 4,209		$ 4,453		$ 3,832
Realized gain (loss) on oil derivatives		(1,359)		(84)		(631)		(83)		(4)		4		(18)		(72)
Unrealized gain (loss) on oil derivatives		(5,962)		8,354		2,198		(1,153)		(889)		(364)		439		106		9,741	1,046	(147)		3,437	(707)
Total Revenues		4,668		18,045		10,677		5,921		4,885		3,849		4,874		3,866		39,861	16,598	5,975		39,311	17,474
Total expenses		7,570	[1]	4,975	[1]	3,823	[1]	4,139	[1]	5,688	[1]	3,996	[1]	4,147	[1]	3,886	[1]	15,073	7,962	15,222		20,507	17,717
Net income (loss)	1,041	(2,984)		11,706		8,276		1,970		(486)		72		882		610		24,090	10,246	(9,096)	17,927	18,968	1,078	2,984
Net income (loss) per unit:		$ (2,924)		$ 11,472		$ 8,110		$ 1,931		$ (476)		$ 71		$ 864		$ 598		$ 23,613	$ 10,043	$ (8,914)		$ 18,589	$ 1,056
Basic and diluted		$ (0.17)		$ 0.65		$ 0.46		$ 0.11		$ (0.03)		$ 0		$ 0.05		$ 0.03		$ 1.33	$ 0.57	$ (0.51)		$ 1.05	$ 0.06

[1]	Includes the following expenses: lease operating, production taxes, dry holes and abandonments, geological and geophysical, depreciation, depletion and amortization, accretion, general and administrative, and impairment.

Supplementary Information (Supplementary Oil and Natural Gas Activities) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2011 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2010 Mid-Con Energy Partners, LP [Member]	Jun. 30, 2009 Mid-Con Energy Corporation [Member]
Property acquisition costs:
Proved						$ 642	$ 15,729	$ 6,483	$ 1,080
Unproved						4		1
Exploration								912
Development						3,099	30,754	16,843	11,570
Asset retirement obligations	(278)	(115)	(70)	(370)	(265)	101	686	353	36
Total costs incurred						$ 3,846	$ 47,169	$ 24,592	$ 12,686

Supplementary Information (Changes in Estimated Proved Oil and Natural Gas Reserves) (Detail)	12 Months Ended				12 Months Ended								12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Jun. 30, 2009 Mid-Con Energy Corporation [Member] MBoe Mbbl		Jul. 01, 2008 Mid-Con Energy Corporation [Member] MBoe Mbbl		Dec. 31, 2011 Mid-Con Energy Partners, LP [Member] MBoe Mbbl		Dec. 31, 2010 Mid-Con Energy Partners, LP [Member] MBoe Mbbl		Dec. 31, 2009 Mid-Con Energy Partners, LP [Member] MBoe Mbbl		Jul. 01, 2009 Mid-Con Energy Partners, LP [Member] Mbbl		Jun. 30, 2009 Oil [Member] Mid-Con Energy Corporation [Member] Mbbl	Jul. 01, 2008 Oil [Member] Mid-Con Energy Corporation [Member] Mbbl	Dec. 31, 2011 Oil [Member] Mid-Con Energy Partners, LP [Member] Mbbl	Dec. 31, 2010 Oil [Member] Mid-Con Energy Partners, LP [Member] Mbbl	Dec. 31, 2009 Oil [Member] Mid-Con Energy Partners, LP [Member] Mbbl	Jul. 01, 2009 Oil [Member] Mid-Con Energy Partners, LP [Member] Mbbl	Jun. 30, 2009 Natural Gas Liquids [Member] Mid-Con Energy Corporation [Member] MMcf	Jul. 01, 2008 Natural Gas Liquids [Member] Mid-Con Energy Corporation [Member] MMcf	Dec. 31, 2011 Natural Gas Liquids [Member] Mid-Con Energy Partners, LP [Member] MMcf	Dec. 31, 2010 Natural Gas Liquids [Member] Mid-Con Energy Partners, LP [Member] MMcf	Dec. 31, 2009 Natural Gas Liquids [Member] Mid-Con Energy Partners, LP [Member] MMcf	Jul. 01, 2009 Natural Gas Liquids [Member] Mid-Con Energy Partners, LP [Member] MMcf
Schedule Of Quarterly Financial Information
Beginning balance	5,634	[1]			7,231	[1]	6,335	[1]	5,021	[1]
Revisions of previous estimates	(704)	[1]			678	[1]	(348)	[1]	1,298	[1]
Extensions, discoveries and other additions	301	[1]			1,704	[1]	765	[1]	114	[1]
Purchases of minerals in place		[1]			994	[1]	740	[1]	12	[1]
Sales of minerals in place					(124)	[1]
Production	(210)	[1]			(434)	[1]	(261)	[1]	(110)	[1]
Ending balance	5,021	[1]			10,049	[1]	7,231	[1]	6,335	[1]
Beginning balance													5,339		7,007	6,199	4,868		1,772		1,346	809	916
Revisions of previous estimates													(618)		740	(469)	1,293		(517)		(370)	728	29
Extensions, discoveries and other additions													300		1,704	765	113		2				4
Purchases of minerals in place															971	740	12				140
Sales of minerals in place															(79)						(276)
Production													(153)		(407)	(228)	(87)		(341)		(164)	(191)	(140)
Ending balance													4,868		9,936	7,007	6,199		916		676	1,346	809
Proved developed reserves			3,018	[1]	6,948	[1]	3,825	[1]	2,649	[1]	2,628	[1]
Proved undeveloped reserves			2,616	[1]	3,101	[1]	3,406	[1]	3,686	[1]	2,393	[1]
Proved developed reserves														2,855	6,835	3,601	2,513	2,489		976	676	1,346	809	834
Proved undeveloped reserves														2,484	3,101	3,406	3,686	2,379		796				82

[1]	Estimated quantities of oil and natural gas reserves in MBoe equivalents at a rate of six Mcf per Bbl.

Supplementary Information (Narrative) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future net cash flows, annual discount rate		$ 0.1
Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Prices utilized in calculating proved reserves	69.89	96.19	79.43	61.18
Average adjusted prices utilized in calculating proved reserves		93.2	74.26	54.92
Natural Gas Liquids [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Prices utilized in calculating proved reserves	3.84	4.11	4.37	3.83
Average adjusted prices utilized in calculating proved reserves		7.04	7.36	3.91

Supplementary Information (Standardized Measure of Discounted Future Net Cash Flow Relating to Estimated Proved Oil and Natural Gas Reserves) (Detail) (USD $)	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2011 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2010 Mid-Con Energy Partners, LP [Member]	Jun. 30, 2009 Mid-Con Energy Corporation [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows		$ 343,595,000	$ 930,788,000	$ 529,309,000	$ 320,413,000
Future production costs		(109,344,000)	(297,490,000)	(152,913,000)	(101,045,000)
Future development costs		(26,447,000)	(34,504,000)	(26,802,000)	(13,673,000)
Future income tax expense					(66,268,000)
Future net cash flow		207,804,000	598,794,000	349,594,000	139,427,000
10% discount for estimated timing of cash flow	(0.1)	(102,004,000)	(270,563,000)	(165,932,000)	(61,547,000)
Standardized measure of discounted cash flow		$ 105,800,000	$ 328,231,000	$ 183,662,000	$ 77,880,000

Supplementary Information (Changes in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2009 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2011 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2010 Mid-Con Energy Partners, LP [Member]	Jun. 30, 2009 Mid-Con Energy Corporation [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flow, beginning of period	$ 77,880	$ 183,662	$ 105,800	$ 189,337
Sales, less production costs	(3,772)	(27,671)	(11,212)	(6,418)
Revisions of previous quantity estimates	24,394	26,960	(9,278)	(16,928)
Extensions, discoveries and improved recovery	280	26,128	16,562	3,264
Net change in prices and production costs	(16,860)	79,618	44,773	(172,916)
Net change in income taxes	36,447			72,238
Changes in estimated future development costs	(11,081)	(30,521)	(2,170)	(2,795)
Previously estimated development costs incurred during the period	2,212	31,968	9,242	10,795
Purchases of minerals in place	161	20,200	22,330
Accretion of discount	11,433	18,366	10,580	29,802
Timing differences and other	(15,294)	(479)	(2,965)	(28,499)
Standardized measure of discounted future net cash flow, end of year	$ 105,800	$ 328,231	$ 183,662	$ 77,880